UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04254

Legg Mason Partners Income Trust

(Exact name of registrant as specified in charter)

One Madison Avenue, 17th Floor, New York, NY 10010

(Address of principal executive offices) (Zip code)

Marc A. De Oliveira

Franklin Templeton

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 877-6LM-FUND/656-3863

Date of fiscal year end: February 28

Date of reporting period: August 31, 2026

ITEM 1.	REPORT TO STOCKHOLDERS.

(a) The Report to Shareholders is filed herewith

Western Asset Managed Municipals Fund
Class 1 [SMMOX]	Semi-Annual Shareholder Report | August 31, 2026

This semi-annual shareholder report contains important information about Western Asset Managed Municipals Fund for the period  March 1, 2026, to August 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class 1	$30	0.59%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of August 31, 2026)

Total Net Assets	$2,285,793,334
Total Number of Portfolio Holdings	624
Portfolio Turnover Rate	8%
WHAT DID THE FUND INVEST IN? (as of August 31, 2026)
Portfolio Composition*  (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Western Asset Managed Municipals Fund	PAGE 1	7710-STSR-1026

Western Asset Managed Municipals Fund
Class A [SHMMX]	Semi-Annual Shareholder Report | August 31, 2026

This semi-annual shareholder report contains important information about Western Asset Managed Municipals Fund for the period  March 1, 2026, to August 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class A	$37	0.73%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of August 31, 2026)

Total Net Assets	$2,285,793,334
Total Number of Portfolio Holdings	624
Portfolio Turnover Rate	8%
WHAT DID THE FUND INVEST IN? (as of August 31, 2026)
Portfolio Composition*  (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Western Asset Managed Municipals Fund	PAGE 1	7005-STSR-1026

Western Asset Managed Municipals Fund
Class C [SMMCX]	Semi-Annual Shareholder Report | August 31, 2026

This semi-annual shareholder report contains important information about Western Asset Managed Municipals Fund for the period  March 1, 2026, to August 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class C	$65	1.30%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of August 31, 2026)

Total Net Assets	$2,285,793,334
Total Number of Portfolio Holdings	624
Portfolio Turnover Rate	8%
WHAT DID THE FUND INVEST IN? (as of August 31, 2026)
Portfolio Composition*  (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Western Asset Managed Municipals Fund	PAGE 1	7483-STSR-1026

Western Asset Managed Municipals Fund
Class I [SMMYX]	Semi-Annual Shareholder Report | August 31, 2026

This semi-annual shareholder report contains important information about Western Asset Managed Municipals Fund for the period  March 1, 2026, to August 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class I	$27	0.53%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of August 31, 2026)

Total Net Assets	$2,285,793,334
Total Number of Portfolio Holdings	624
Portfolio Turnover Rate	8%
WHAT DID THE FUND INVEST IN? (as of August 31, 2026)
Portfolio Composition*  (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Western Asset Managed Municipals Fund	PAGE 1	7465-STSR-1026

Western Asset Managed Municipals Fund
Class IS [SSMMX]	Semi-Annual Shareholder Report | August 31, 2026

This semi-annual shareholder report contains important information about Western Asset Managed Municipals Fund for the period  March 1, 2026, to August 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class IS	$25	0.50%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of August 31, 2026)

Total Net Assets	$2,285,793,334
Total Number of Portfolio Holdings	624
Portfolio Turnover Rate	8%
WHAT DID THE FUND INVEST IN? (as of August 31, 2026)
Portfolio Composition*  (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Western Asset Managed Municipals Fund	PAGE 1	7213-STSR-1026

(b) Not applicable

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Western Asset
Managed Municipals Fund
Financial Statements and Other Important Information
Semi-Annual  | August 31, 2026

If you need assistance accessing this content, please reach out to your sales representative or send an email to accessibility@franklintempleton.com.

franklintempleton.com
Financial Statements and Other Important Information — Semi-Annual

Schedule of Investments (unaudited)
August 31, 2026
 Western Asset Managed Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Municipal Bonds — 96.7%
Alabama — 3.2%
Alabama State Corrections Institution Finance Authority Revenue, Series A	5.250%	7/1/47	$10,000,000	$10,311,406
Black Belt Energy Gas District, AL, Gas Project Revenue Bonds:
Series D, Refunding	5.000%	8/1/35	6,500,000	6,766,286 (a)(b)
Series D, Refunding	5.000%	8/1/35	1,880,000	1,949,858
Series D-1, Refunding	5.500%	2/1/29	3,500,000	3,653,079 (a)(b)
Hoover, AL, IDA Revenue, United States Steel Corp. Project, Series 2019	5.750%	10/1/49	3,300,000	3,364,094 (c)
Jefferson County, AL, Sewer Revenue:
Warrants, Series 2024, Refunding	5.250%	10/1/44	3,000,000	3,123,801
Warrants, Series 2024, Refunding	5.250%	10/1/45	2,500,000	2,597,645
Warrants, Series 2024, Refunding	5.250%	10/1/49	6,000,000	6,131,357
Warrants, Series 2024, Refunding	5.500%	10/1/53	9,500,000	9,778,019
Mobile County, AL, IDA Revenue:
Solid Waste Disposal Facility, Calvert LLC Project, Series A	5.000%	6/1/54	5,720,000	5,437,534 (c)
Solid Waste Disposal Facility, Calvert LLC Project, Series B	4.750%	12/1/54	4,250,000	3,915,544 (c)
Southeast Alabama Gas Supply District, Gas Supply Revenue:
Project No 1, Series A, Refunding	5.000%	4/1/31	2,100,000	2,191,765
Project No 1, Series A, Refunding	5.000%	4/1/32	4,495,000	4,694,600
Southeast Energy Authority, AL, Cooperative District, Energy Supply Revenue, Series B	5.250%	1/1/33	9,925,000	10,194,039 (a)(b)
Total Alabama				74,109,027
Alaska — 0.7%
Alaska State Housing Finance Corp. Revenue:
State Capital Project II, Series B, Refunding	5.000%	12/1/37	1,505,000	1,560,385
State Capital Project II, Series B, Refunding	5.000%	12/1/38	1,150,000	1,188,468
State Capital Project II, Series B, Refunding	5.000%	12/1/39	760,000	782,557
Anchorage, AK, Port Revenue, Series A	5.000%	12/1/50	4,325,000	4,304,293 (c)
Northern Tobacco Securitization Corp., AK, Revenue:
Asset Backed Senior Bonds, Class 1, Series A, Refunding	4.000%	6/1/34	760,000	776,338
Asset Backed Senior Bonds, Class 1, Series A, Refunding	4.000%	6/1/35	1,900,000	1,932,072
See Notes to Financial Statements.
Western Asset Managed Municipals Fund 2026 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
August 31, 2026
 Western Asset Managed Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Alaska — continued
Asset Backed Senior Bonds, Class 1, Series A, Refunding	4.000%	6/1/37	$2,165,000	$2,177,173
Asset Backed Senior Bonds, Class 1, Series A, Refunding	4.000%	6/1/40	1,025,000	1,011,094
Asset Backed Senior Bonds, Class 1, Series A, Refunding	4.000%	6/1/50	2,250,000	1,889,449
Total Alaska				15,621,829
Arizona — 2.1%
Arizona State IDA, Education Revenue:
Academies Math & Science Project, Series A, Refunding, SD Credit Program	5.000%	7/1/48	1,365,000	1,324,658
Academies Math & Science Project, Series S, Refunding, SD Credit Program	5.000%	7/1/47	985,000	963,315
Basis School Project, Credit Enhanced, Series F, Refunding, SD Credit Program	5.000%	7/1/47	1,140,000	1,130,693
Basis School Project, Credit Enhanced, Series F, Refunding, SD Credit Program	5.000%	7/1/52	760,000	728,218
Basis School Project, Series D, Refunding	5.000%	7/1/37	455,000	455,016 (d)
Basis School Project, Series D, Refunding	5.000%	7/1/47	655,000	609,971 (d)
Basis School Project, Series D, Refunding	5.000%	7/1/51	1,960,000	1,768,193 (d)
Arizona State IDA, Hospital Revenue, Phoenix Children’s Hospital, Series A	4.000%	2/1/50	3,035,000	2,683,968
Arizona State IDA, Student Housing Revenue, Collegiate Housing Foundation – Arizona LLC, University of Arizona Project, Series A, BAM	5.000%	7/1/51	2,860,000	2,888,832
Chandler, AZ, IDA Revenue:
Intel Corp. Project	4.100%	6/15/28	4,350,000	4,407,581 (a)(b)(c)
Intel Corp. Project	4.000%	6/1/29	11,600,000	11,659,610 (a)(b)(c)
Maricopa County, AZ, IDA, Education Revenue:
Great Hearts Arizona Project, Series A, Refunding, SD Credit Program	5.000%	7/1/52	760,000	722,069
Great Hearts Arizona Project, Series C, SD Credit Program	5.000%	7/1/37	230,000	231,124
Great Hearts Arizona Project, Series C, SD Credit Program	5.000%	7/1/48	455,000	443,286
Legacy Traditional School Project, Series A, Refunding, SD Credit Program	5.000%	7/1/39	530,000	535,710
Legacy Traditional School Project, Series A, Refunding, SD Credit Program	5.000%	7/1/49	985,000	947,787
See Notes to Financial Statements.

Western Asset Managed Municipals Fund 2026 Semi-Annual Report

 Western Asset Managed Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Arizona — continued
Navajo Nation, AZ, Revenue, Series A, Refunding	5.500%	12/1/30	$3,975,000	$3,979,230 (d)
Phoenix, AZ, IDA, Education Revenue, Great Hearts Academies, Refunding	5.000%	7/1/46	985,000	971,975
Queen Creek, AZ, Excise Tax & State Shared Revenue:
Series A	5.000%	8/1/42	1,245,000	1,268,583
Series A	5.000%	8/1/47	1,520,000	1,539,446
Salt Verde, AZ, Financial Corp., Natural Gas Revenue, Series 2007	5.250%	12/1/28	9,110,000	9,450,220
Total Arizona				48,709,485
Arkansas — 0.8%
Arkansas State Development Finance Authority, Environmental Improvement Revenue:
United States Steel Corp. Project, Green Bonds	5.700%	5/1/53	3,500,000	3,568,842 (c)
United States Steel Corp. Project, Series A	4.000%	3/1/33	16,000,000	15,831,749 (a)(b)(c)(d)
Total Arkansas				19,400,591
California — 11.7%
Alameda, CA, Corridor Transportation Authority Revenue:
Second Subordinated Lien, Series B, Refunding	5.000%	10/1/34	5,125,000	5,130,781
Second Subordinated Lien, Series B, Refunding	5.000%	10/1/37	1,710,000	1,711,519
California State Community Choice Financing Authority Revenue:
Clean Energy Project, Green Bonds, Series A-1	4.000%	8/1/28	3,450,000	3,482,382 (a)(b)
Clean Energy Project, Green Bonds, Series B	5.000%	12/1/32	29,000,000	29,467,294 (a)(b)
Clean Energy Project, Green Bonds, Series B-1	5.000%	8/1/29	10,000,000	10,355,072 (a)(b)
Clean Energy Project, Green Bonds, Series B-1	4.000%	8/1/31	4,500,000	4,518,136 (a)(b)
Clean Energy Project, Green Bonds, Series C	5.000%	10/1/32	5,400,000	5,603,730 (a)(b)
Clean Energy Project, Green Bonds, Series E	5.000%	9/1/32	25,000,000	26,202,157 (a)(b)
See Notes to Financial Statements.
Western Asset Managed Municipals Fund 2026 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
August 31, 2026
 Western Asset Managed Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
California — continued
Clean Energy Project, Green Bonds, Series G	5.000%	12/1/35	$4,300,000	$4,606,263
Clean Energy Project, Green Bonds, Series H	5.000%	8/1/33	10,900,000	11,646,735 (a)(b)
California State Health Facilities Financing Authority Revenue:
Lucile Salter Packard Children’s Hospital at Stanford	5.000%	11/15/49	5,695,000	5,696,908
Lucile Salter Packard Children’s Hospital at Stanford	5.000%	11/15/56	1,140,000	1,144,794
California State MFA Revenue:
Senior Lien, LINXS APM Project, Series A	5.000%	12/31/43	15,020,000	15,101,351 (c)
SFMTA Potrero Yard Modernization Project, Series A	5.250%	9/1/51	2,500,000	2,602,636
SFMTA Potrero Yard Modernization Project, Series A	5.500%	9/1/56	3,800,000	4,021,435
California State MFA Special Facility Revenue, United Airlines Inc., Los Angeles International Airport Project	4.000%	7/15/29	910,000	914,674 (c)
California State PCFA Water Furnishing Revenue:
San Diego County Water Authority Desalination Project, Refunding	5.000%	7/1/29	1,275,000	1,315,951 (d)
San Diego County Water Authority Desalination Project, Refunding	5.000%	7/1/39	5,540,000	5,647,570 (d)
San Diego County Water Authority Desalination Project, Refunding	5.000%	11/21/45	6,070,000	6,145,839 (d)
Long Beach, CA, Bond Finance Authority Revenue:
Natural Gas Purchase, Series A	5.000%	11/15/29	1,900,000	1,994,227
Natural Gas Purchase, Series A	5.500%	11/15/37	2,830,000	3,119,826
Los Angeles, CA, Department of Airports Revenue:
Los Angeles International Airport, Green Bonds, Series A, Refunding	5.250%	5/15/42	4,000,000	4,257,184 (c)(e)
Los Angeles International Airport, Green Bonds, Series A, Refunding	5.250%	5/15/43	10,650,000	11,285,343 (c)(e)
Los Angeles International Airport, Green Bonds, Series A, Refunding	5.250%	5/15/44	9,300,000	9,792,549 (c)(e)
Los Angeles International Airport, Subordinated, Series C	5.000%	5/15/37	2,430,000	2,517,628 (c)
See Notes to Financial Statements.

Western Asset Managed Municipals Fund 2026 Semi-Annual Report

 Western Asset Managed Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
California — continued
Los Angeles International Airport, Subordinated, Series C	5.000%	5/15/44	$4,350,000	$4,372,555 (c)
Los Angeles International Airport, Subordinated, Series D	5.000%	5/15/38	2,275,000	2,319,224 (c)
Los Angeles International Airport, Subordinated, Series F, Refunding	5.000%	5/15/34	1,215,000	1,260,486 (c)
Los Angeles International Airport, Subordinated, Series F, Refunding	4.000%	5/15/49	2,675,000	2,341,768 (c)
Los Angeles, CA, Department of Water & Power, Power System Revenue:
Series A	5.000%	7/1/42	5,695,000	5,706,734
Series C	5.000%	7/1/38	760,000	766,362
Series C	5.000%	7/1/42	4,865,000	4,890,841
M-S-R Energy Authority, CA, Natural Gas Revenue:
Series A	7.000%	11/1/34	5,315,000	6,254,753
Series A	6.500%	11/1/39	5,515,000	6,468,945
Series B	7.000%	11/1/34	17,615,000	20,729,535
Series B	6.500%	11/1/39	5,820,000	6,826,702
Series C	6.125%	11/1/29	2,910,000	3,024,779
Series C	6.500%	11/1/39	980,000	1,149,513
River Islands, CA, Public Financing Authority, Special Tax Revenue:
Community Facilities District No 2020-1, Series 2023, AG	4.500%	9/1/53	2,300,000	2,249,935
Community Facilities District No 2023-1	5.625%	9/1/53	1,570,000	1,580,169
San Bernardino, CA, USD Revenue, COP, 2019 School Financing Project, AG	5.000%	10/1/38	1,330,000	1,370,680
San Francisco, CA, City & County Airport Commission, International Airport Revenue:
Second Series A, Unrefunded	5.000%	5/1/47	3,000,000	3,001,872 (c)
Series A, Refunding	5.000%	5/1/35	7,590,000	8,016,015 (c)
Series D, Refunding	5.000%	5/1/48	5,000	5,117 (c)(f)
Series D, Unrefunded	5.000%	5/1/48	3,410,000	3,411,490 (c)
SFO Fuel Company LLC, Series A, Refunding	5.000%	1/1/37	875,000	915,231 (c)(f)
SFO Fuel Company LLC, Series A, Refunding	5.000%	1/1/47	1,140,000	1,192,415 (c)(f)
Sanger, CA, USD Revenue, COP, Capital Projects, Unrefunded, AG	5.000%	6/1/52	190,000	190,396
See Notes to Financial Statements.
Western Asset Managed Municipals Fund 2026 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
August 31, 2026
 Western Asset Managed Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
California — continued
Tobacco Securitization Authority of Southern California Revenue, Asset Backed Refunding, San Diego County Tobacco Asset Securitization Corp., Class 1, Series A	5.000%	6/1/48	$2,130,000	$2,139,503
Total California				268,467,004
Colorado — 2.9%
Base Village Metropolitan District No 2, CO, GO, Series A, Refunding	5.500%	12/1/36	774,000	774,493
Broadway Station Metropolitan District No 3, CO, GO:
Series A	5.000%	12/1/39	750,000	609,741
Series A	5.000%	12/1/49	1,000,000	660,802
Colorado Springs, CO, Utilities System Revenue, Series B	4.000%	11/15/46	7,300,000	6,941,186
Colorado State Educational & Cultural Facilities Authority Revenue:
University of Denver Project, Series A	5.000%	3/1/43	2,810,000	2,818,723
University of Denver Project, Series A	5.000%	3/1/47	3,720,000	3,725,907
Colorado State Health Facilities Authority Revenue:
Adventhealth Obligated Group, Series A, Refunding	4.000%	11/15/38	8,035,000	7,785,792
Commonspirit Health Project, Series A	5.500%	11/1/47	3,500,000	3,652,397
Commonspirit Health Project, Series A	5.250%	11/1/52	3,500,000	3,554,816
Commonspirit Health Project, Series A-2, Refunding	4.000%	8/1/49	3,415,000	2,937,898
Improvement and Refunding Revenue, Bethesda Project, Series A	5.000%	9/15/48	3,755,000	3,633,081
Colorado State High Performance Transportation Enterprise Revenue:
C-470 Express Lanes	5.000%	12/31/47	1,140,000	1,101,712
C-470 Express Lanes	5.000%	12/31/51	1,215,000	1,159,710
Denver, CO, Airport System Revenue:
Subordinated, Series B, Refunding	5.000%	11/15/30	3,000,000	3,190,994 (c)
Subordinated, Series B, Refunding	5.000%	11/15/31	4,250,000	4,559,971 (c)
Subordinated, Series B, Refunding	5.000%	11/15/33	3,500,000	3,801,798 (c)
District of Vauxmont Metropolitan, CO, GO, Series 2020, Refunding, AG	5.000%	12/1/50	1,139,000	1,139,287
Public Authority for Colorado Energy, Natural Gas Purchase Revenue	6.500%	11/15/38	6,375,000	7,346,707
See Notes to Financial Statements.

Western Asset Managed Municipals Fund 2026 Semi-Annual Report

 Western Asset Managed Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Colorado — continued
Regional Transportation District, CO, Denver Transit Partners Eagle P3 Project, Series A, Refunding	3.000%	7/15/37	$760,000	$663,758
Southern Ute Indian Tribe Reservation, CO, GO, Series A	5.000%	4/1/35	5,600,000	5,934,525 (d)
Total Colorado				65,993,298
Connecticut — 0.5%
Aquarion Water Authority, CT, Water System Revenue:
CAB, Series C	0.000%	8/1/48	2,750,000	905,773
CAB, Series C	0.000%	8/1/49	1,250,000	386,726
CAB, Series E, BAM	0.000%	8/1/46	2,500,000	924,755
CAB, Subordinated, Series E, BAM	0.000%	8/1/45	1,500,000	593,663
Series A	5.250%	8/1/43	2,400,000	2,590,406
Series A	5.250%	8/1/44	1,750,000	1,879,647
Connecticut Airport Authority, Customer Facility Charge Revenue, Ground Transportation, Center Project, Series A	5.000%	7/1/49	1,520,000	1,502,292 (c)
Harbor Point, CT, Infrastructure Improvement District, Special Obligation Revenue, Harbor Point Project Ltd., Refunding	5.000%	4/1/39	2,920,000	2,925,880 (d)
Total Connecticut				11,709,142
Delaware — 0.4%
Delaware State EDA Revenue:
Acts Retirement Communities, Series 2018	5.000%	11/15/48	2,275,000	2,236,419
Acts Retirement Communities, Series 2023	5.250%	11/15/53	1,500,000	1,505,758
Delaware State Health Facilities Authority Revenue, Beebe Medical Center Project	5.000%	6/1/48	2,275,000	2,159,724
Delaware State Transportation Authority Revenue, US 301 Project	5.000%	6/1/45	2,330,000	2,330,752
Total Delaware				8,232,653
District of Columbia — 1.2%
District of Columbia Revenue:
KIPP DC Project, Series B, Refunding	5.000%	7/1/42	7,020,000	7,020,702
KIPP DC Project, Series B, Refunding	5.000%	7/1/48	5,465,000	5,269,026
Metropolitan Washington, DC, Airports Authority Aviation Revenue:
Series A, Refunding	5.000%	10/1/29	6,600,000	6,938,165 (c)
Series A, Refunding	5.000%	10/1/30	8,180,000	8,690,553 (c)
Total District of Columbia				27,918,446
See Notes to Financial Statements.
Western Asset Managed Municipals Fund 2026 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
August 31, 2026
 Western Asset Managed Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Florida — 4.6%
Broward County, FL, Airport System Revenue:
Series 2017	5.000%	10/1/42	$2,655,000	$2,663,856 (c)
Series 2017	5.000%	10/1/47	2,545,000	2,514,404 (c)
Series A	5.000%	10/1/28	1,140,000	1,185,312 (c)
Series A	5.000%	10/1/45	15,000,000	15,012,051 (c)
Broward County, FL, Port Facilities Revenue:
Series 2022	4.500%	9/1/47	1,725,000	1,623,596 (c)
Series 2022	5.500%	9/1/52	3,000,000	3,067,806 (c)
Series B	5.000%	9/1/33	6,535,000	6,767,574 (c)
Cape Coral, FL, Water & Sewer Revenue:
Refunding	5.000%	10/1/39	3,795,000	3,828,709
Refunding, BAM	5.250%	10/1/53	2,500,000	2,551,394
FAU Finance Corporation Florida Capital Improvement Revenue:
Student Housing Project, Refunding, Series A	5.000%	7/1/36	3,035,000	3,133,157
Student Housing Project, Refunding, Series A	5.000%	7/1/38	3,035,000	3,112,744
Student Housing Project, Refunding, Series A	5.000%	7/1/39	1,900,000	1,941,738
Fort Pierce, FL, Utilities Authority Revenue, Series A, Refunding, AG	4.000%	10/1/52	3,035,000	2,614,051
Greater Orlando, FL, Aviation Authority, Airport Facilities Revenue:
Priority Subordinated, Series A	5.000%	10/1/42	3,605,000	3,618,915 (c)
Priority Subordinated, Series A	5.000%	10/1/47	2,825,000	2,825,075 (c)
Hillsborough County, FL, Aviation Authority Revenue, Tampa International Airport, Series E	5.000%	10/1/43	4,025,000	4,060,930 (c)
Miami-Dade County, FL, Aviation Revenue:
Series A, Refunding	4.000%	10/1/39	1,270,000	1,214,898
Series B, Refunding	5.000%	10/1/40	2,275,000	2,286,254 (c)
Miami-Dade County, FL, EFA Revenue:
University of Miami, Series 2026	5.000%	4/1/37	1,300,000	1,417,618
University of Miami, Series 2026	5.000%	4/1/47	1,800,000	1,832,663
Miami-Dade County, FL, Health Facilities Authority, Hospital Revenue, Nicklaus Children’s Hospital Project, Refunding	5.000%	8/1/47	4,935,000	4,942,796
Miami-Dade County, FL, Seaport Revenue:
Senior Bonds, Series A, Refunding	5.000%	10/1/47	8,765,000	8,837,490 (c)
See Notes to Financial Statements.

Western Asset Managed Municipals Fund 2026 Semi-Annual Report

 Western Asset Managed Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Florida — continued
Series A, Refunding	5.000%	10/1/56	$6,500,000	$6,369,564 (c)(e)
Okaloosa County, FL, IDR, Air Force Enlisted Village Inc. Project	5.750%	5/15/55	550,000	553,513 (d)
Orange County, FL, Health Facilities Authority Revenue:
Orlando Health Inc., Series A	5.000%	10/1/53	4,700,000	4,714,589
Orlando Health Inc., Series A, Refunding	4.500%	10/1/56	3,775,000	3,493,094
Palm Beach County, FL, Health Facilities Authority Revenue:
Acts Retirement-Life Communities	5.000%	11/15/45	1,330,000	1,332,748
Toby & Leon Cooperman Sinai Residences of Boca Raton Expansion, Refunding	4.000%	6/1/41	760,000	676,299
Toby & Leon Cooperman Sinai Residences of Boca Raton Expansion, Series A	5.000%	6/1/55	970,000	900,904
Toby & Leon Cooperman Sinai Residences of Boca Raton, Refunding	4.000%	6/1/36	1,520,000	1,457,079
Reunion, FL, East Community Development District, Special Assessment Bond, Series A-2	7.375%	5/1/33	645,000	6 *(g)(h)(i)
Sarasota County, FL, Public Hospital Board Revenue, Sarasota Memorial Hospital, Series B, Refunding, NATL	5.500%	7/1/28	1,325,000	1,373,615
Tampa, FL, Hospital Revenue, H. Lee Moffitt Cancer Center Project, Series B	4.000%	7/1/45	1,140,000	1,014,909
Tampa, FL, Sports Authority Revenue, Tampa Bay Arena Project, NATL	6.100%	10/1/26	75,000	75,198
Wildwood, FL, Village Community Development District No 15, Special Assessment Revenue:
Series 2023	5.250%	5/1/54	1,500,000	1,478,018 (d)
Series 2024	4.800%	5/1/55	1,435,000	1,330,900 (d)
Total Florida				105,823,467
Georgia — 1.5%
Atlanta, GA, Water & Wastewater Revenue, Series A, NATL	5.500%	11/1/27	330,000	336,478
Brookhaven, GA, Development Authority Revenue:
Children’s Healthcare of Atlanta, Inc., Series A	4.000%	7/1/44	1,140,000	1,069,199
Children’s Healthcare of Atlanta, Inc., Series A	4.000%	7/1/49	5,315,000	4,761,670
See Notes to Financial Statements.
Western Asset Managed Municipals Fund 2026 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
August 31, 2026
 Western Asset Managed Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Georgia — continued
Cobb County, GA, Kennestone Hospital Authority Revenue, Wellstar Health System Inc. Project, Series A, Refunding	5.000%	4/1/50	$3,640,000	$3,650,350
Cobb-Marietta Counties, GA, Coliseum & Exhibit Hall Authority Revenue, Refunding, NATL	5.625%	10/1/26	115,000	115,222
Fulton County, GA, Development Authority Revenue, Wellstar Health System, Inc. Project, Series A	4.000%	4/1/50	2,465,000	2,139,507
Georgia State Higher Education Facilities Authority Revenue:
USG Real Estate Foundation II LLC Project, Refunding	5.000%	6/15/34	835,000	868,088
USG Real Estate Foundation II LLC Project, Refunding	5.000%	6/15/35	760,000	787,666
Georgia State Municipal Electric Authority, Power Revenue:
Plant Vogtle Units 3&4 Project, Series A	5.000%	1/1/49	1,520,000	1,506,507
Plant Vogtle Units 3&4, Project J, Series A, Refunding	4.000%	1/1/51	760,000	667,386
Plant Vogtle Units 3&4, Project M, Series A	5.250%	7/1/64	4,000,000	4,035,851
Plant Vogtle Units 3&4, Project M, Series A, Refunding	4.000%	1/1/51	760,000	667,386
Plant Vogtle Units 3&4, Project P, Series A	5.500%	7/1/64	2,350,000	2,375,910
Project One, Series A, Refunding	5.000%	1/1/50	1,710,000	1,711,284
Project One, Subordinated, Series A, Refunding	5.000%	1/1/45	1,480,000	1,508,139
Main Street Natural Gas Inc., GA, Gas Project Revenue:
Series A	5.000%	5/15/34	1,520,000	1,553,243
Series A	5.000%	5/15/43	1,480,000	1,480,479
Series C	5.000%	9/1/30	4,850,000	5,076,466 (a)(b)
Total Georgia				34,310,831
Guam — 0.1%
Guam Government, Business Privilege Tax Revenue:
Series F, Refunding	5.000%	1/1/29	760,000	789,727
Series F, Refunding	4.000%	1/1/36	2,655,000	2,611,465
Total Guam				3,401,192
See Notes to Financial Statements.

Western Asset Managed Municipals Fund 2026 Semi-Annual Report

 Western Asset Managed Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Hawaii — 0.4%
Honolulu, HI, City & County Wastewater System Revenue:
First Senior Bond Resolution, Series A	3.000%	7/1/41	$6,790,000	$5,656,622
First Senior Bond Resolution, Series A, Refunding	5.000%	7/1/37	2,500,000	2,753,310
Total Hawaii				8,409,932
Illinois — 8.9%
Chicago, IL, Board of Education, Dedicated Capital Improvement Tax Revenue:
Series 2017	5.000%	4/1/46	1,235,000	1,185,066
Series 2018	5.000%	4/1/38	910,000	914,946
Series 2018	5.000%	4/1/42	3,340,000	3,271,622
Series 2023	5.750%	4/1/48	1,500,000	1,567,753
Chicago, IL, Board of Education, GO:
Dedicated, Series A	5.000%	12/1/36	605,000	599,365
Dedicated, Series A	5.000%	12/1/38	2,825,000	2,731,905
Dedicated, Series A	5.000%	12/1/43	3,500,000	3,229,255
Dedicated, Series A	5.875%	12/1/47	2,500,000	2,511,850
Dedicated, Series G, Refunding	5.000%	12/1/34	605,000	605,818
Dedicated, Series G, Refunding	5.000%	12/1/44	1,330,000	1,219,716
Dedicated, Series H	5.000%	12/1/36	1,140,000	1,129,382
Dedicated, Series H	5.000%	12/1/46	1,260,000	1,142,684
Series A	5.000%	12/1/35	7,870,000	7,871,594
Series A	5.000%	12/1/39	4,700,000	4,479,491
Series A	5.000%	12/1/40	2,125,000	1,999,241
Series A	5.000%	12/1/41	16,040,000	14,976,829
Series B, Refunding	5.000%	12/1/36	1,935,000	1,916,977
Series C, Refunding, AG	5.000%	12/1/32	3,075,000	3,168,996
Chicago, IL, GO, Series A	5.500%	1/1/49	3,955,000	3,858,237
Chicago, IL, O’Hare International Airport Revenue, TrIPS Obligated Group	5.000%	7/1/48	2,920,000	2,833,701 (c)
Chicago, IL, Transit Authority, Sales Tax Receipts Revenue:
Second Lien	5.000%	12/1/51	3,340,000	3,340,412
Second Lien, Series A, Refunding	5.000%	12/1/45	1,430,000	1,449,585
Second Lien, Series A, Refunding	4.000%	12/1/49	3,260,000	2,784,795
Second Lien, Series A, Refunding	4.000%	12/1/55	2,125,000	1,759,960
Chicago, IL, Wastewater Transmission Revenue:
Second Lien, Series A	5.000%	1/1/47	1,215,000	1,216,166
See Notes to Financial Statements.
Western Asset Managed Municipals Fund 2026 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
August 31, 2026
 Western Asset Managed Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Illinois — continued
Second Lien, Series A, AG	5.250%	1/1/53	$4,250,000	$4,346,813
Second Lien, Series A, AG	5.250%	1/1/58	6,365,000	6,488,399
Second Lien, Series B, Refunding	5.000%	1/1/36	3,055,000	3,067,967
Second Lien, Series B, Refunding	5.000%	1/1/38	760,000	762,625
Cook County, IL, Sales Tax Revenue:
Series A, Refunding	4.000%	11/15/40	2,085,000	1,938,830
Series A, Refunding	4.000%	11/15/41	2,845,000	2,638,255
Illinois State Finance Authority Revenue:
Benedictine University, Refunding	5.000%	10/1/31	760,000	737,877
Benedictine University, Refunding	4.000%	10/1/33	545,000	486,452
Northshore University Healthsystem, Series A, Refunding	4.000%	8/15/39	2,920,000	2,765,339
Northshore University Healthsystem, Series A, Refunding	4.000%	8/15/40	1,270,000	1,184,347
OSF Healthcare System, Series A, Refunding	4.000%	5/15/50	4,180,000	3,456,388
Surface Freight Transfer Facilities, Centerpoint Joliet Terminal Railroad Project	4.800%	7/2/35	6,700,000	6,823,683 (a)(b)(c)(d)
University of Illinois at Urbana, Academic Facilities Lease Revenue Bonds	5.000%	10/1/44	760,000	771,888
University of Illinois at Urbana, Academic Facilities Lease Revenue Bonds	5.000%	10/1/49	910,000	916,158
University of Illinois at Urbana, Academic Facilities Lease Revenue Bonds	5.000%	10/1/51	760,000	763,147
University of Illinois, Health Services Facilities Lease Revenue Bonds	4.000%	10/1/50	1,710,000	1,413,810
Illinois State Finance Authority, Student Housing & Academic Facilities Revenue:
CHF Chicago LLC, University of Illinois Chicago Project	5.000%	2/15/47	1,520,000	1,391,844
CHF Chicago LLC, University of Illinois Chicago Project	5.000%	2/15/50	380,000	340,446
Illinois State Sports Facilities Authority Revenue:
Sport Facilities Project, Series 2019, Refunding	5.000%	6/15/28	1,520,000	1,558,378
Sport Facilities Project, Series 2019, Refunding	5.000%	6/15/29	1,520,000	1,574,929
See Notes to Financial Statements.

Western Asset Managed Municipals Fund 2026 Semi-Annual Report

 Western Asset Managed Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Illinois — continued
Sport Facilities Project, Series 2019, Refunding, BAM	5.000%	6/15/28	$950,000	$979,484
Sport Facilities Project, Series 2019, Refunding, BAM	5.000%	6/15/29	1,860,000	1,943,289
Illinois State Toll Highway Authority Revenue:
Series A	5.000%	1/1/40	4,555,000	4,674,442
Series A	5.000%	1/1/42	17,075,000	17,254,894
Illinois State University Revenue:
Auxiliary Facilities System, Refunding, AG	5.000%	4/1/31	570,000	585,368
Auxiliary Facilities System, Refunding, AG	5.000%	4/1/33	380,000	389,321
Auxiliary Facilities System, Refunding, AG	5.000%	4/1/36	570,000	580,878
Illinois State, GO:
Series 2016	5.000%	1/1/33	1,900,000	1,902,054
Series 2016	5.000%	11/1/33	1,405,000	1,407,846
Series A	5.000%	3/1/34	2,000,000	2,110,917
Series A	4.000%	3/1/39	3,975,000	3,754,995
Series A	5.000%	5/1/39	2,275,000	2,302,845
Series A	5.000%	3/1/46	7,855,000	7,909,069
Series A, Refunding	5.000%	10/1/30	3,680,000	3,813,449
Series B	4.000%	12/1/37	3,500,000	3,358,376
Series B	4.250%	5/1/46	5,400,000	4,854,150
Series C	5.000%	12/1/41	4,500,000	4,618,331
Metropolitan Pier & Exposition Authority, IL, Revenue:
McCormick Place Expansion Project, Series A	5.000%	6/15/57	760,000	752,707
McCormick Place Expansion Project, Series A, BAM-TCRS	0.000%	12/15/56	7,500,000	1,592,831
McCormick Place Expansion Project, Series A, Refunding	4.000%	12/15/42	5,730,000	5,272,690
McCormick Place Expansion Project, Series A, Refunding	4.000%	6/15/50	14,600,000	12,293,707
McCormick Place Expansion Project, Series B-1, Refunding, AG	0.000%	6/15/47	1,000,000	360,143
Regional Transportation Authority, IL, GO, Series A	4.000%	6/1/46	6,890,000	6,213,742
Total Illinois				204,118,449
Indiana — 0.7%
Ball State University, IN, Board of Student Fee Bonds, Series S, Refunding	4.000%	7/1/36	1,365,000	1,363,809
See Notes to Financial Statements.
Western Asset Managed Municipals Fund 2026 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
August 31, 2026
 Western Asset Managed Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Indiana — continued
Indiana State Finance Authority Revenue:
CWA Authority Project, Series A, Refunding	5.000%	10/1/41	$1,155,000	$1,221,890
CWA Authority Project, Series A, Refunding	5.000%	10/1/42	1,350,000	1,424,582
CWA Authority Project, Series A, Refunding	5.000%	10/1/43	1,550,000	1,630,496
CWA Authority Project, Series A, Refunding	5.000%	10/1/44	1,400,000	1,468,485
Indiana University Health, Series A	4.000%	12/1/49	3,000,000	2,633,460
Marion General Hospital, Series A	4.000%	7/1/45	3,795,000	3,289,852
Midwestern Disaster Relief, Ohio Valley Electric Corp. Project, Series A	4.250%	11/1/30	3,680,000	3,763,925
Total Indiana				16,796,499
Iowa — 0.1%
Iowa State Tobacco Settlement Authority Revenue, Asset Backed Senior Bonds, Class 1, Series A-2, Refunding	4.000%	6/1/49	2,290,000	1,948,574
Kansas — 0.4%
Sedgwick County, KS, Public Building Commission Revenue:
Series 3	5.000%	2/1/39	3,305,000	3,309,868
Series 3	5.000%	2/1/44	2,275,000	2,278,197
Wyandotte County/Kansas City, KS, Unified Government Utility System Revenue:
Improvement, Series A	5.000%	9/1/40	1,520,000	1,521,455
Improvement, Series A	5.000%	9/1/45	2,275,000	2,276,856
Total Kansas				9,386,376
Kentucky — 1.2%
Kentucky State Bond Development Corp. Student Housing Revenue:
City of Plum Springs, Collegiate Housing Foundation-Bowling Green LLC – Western Kentucky University Project, Series A, AG	5.000%	7/1/46	435,000	441,514
City of Plum Springs, Collegiate Housing Foundation-Bowling Green LLC – Western Kentucky University Project, Series A, AG	5.250%	7/1/51	2,290,000	2,341,222
Kentucky State Economic Development Finance Authority Revenue, Louisville Arena, Louisville Arena Authority Inc., Refunding, AG	5.000%	12/1/45	2,960,000	2,967,250
See Notes to Financial Statements.

Western Asset Managed Municipals Fund 2026 Semi-Annual Report

 Western Asset Managed Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Kentucky — continued
Kentucky State PEA, Gas Supply Revenue:
Series A, Refunding	5.250%	12/1/29	$3,750,000	$3,941,531 (a)(b)
Series C, Refunding	5.000%	5/1/36	14,000,000	14,526,616
Louisville/Jefferson County, KY, Metropolitan Government Health System Revenue:
Norton Healthcare Inc., Series A	5.000%	10/1/37	1,595,000	1,631,007
Norton Healthcare Inc., Series A	5.000%	10/1/38	1,140,000	1,161,649
Norton Healthcare Inc., Series A	4.000%	10/1/39	760,000	716,324
Total Kentucky				27,727,113
Louisiana — 0.4%
Lafayette Parish, LA, School Board Sales Tax Revenue:
Series 2023	4.000%	4/1/48	2,400,000	2,156,033
Series 2023	4.000%	4/1/53	2,850,000	2,482,194
Louisiana State PFA, Lease Revenue, Provident Group, Flagship Property, Louisiana University Nicholson Gateway	5.000%	7/1/46	3,605,000	3,575,084
Shreveport, LA, Water & Sewer Revenue, Series A, AG	5.000%	12/1/41	1,775,000	1,790,903
Total Louisiana				10,004,214
Maryland — 0.5%
Baltimore, MD, Water Project Revenue, Series A	4.000%	7/1/49	4,365,000	3,857,924
Maryland State EDC, EDR:
Transportation Facilities Project, Series A, Refunding	5.000%	6/1/30	760,000	782,345
Transportation Facilities Project, Series A, Refunding	5.000%	6/1/35	1,520,000	1,551,832
Maryland State EDC, Student Housing Revenue, University of Maryland, College Park Project, Refunding, AG	5.000%	6/1/43	760,000	760,241
Maryland State Stadium Authority, Built to Learn Revenue, Series 2021	4.000%	6/1/46	5,235,000	4,851,662
Total Maryland				11,804,004
Massachusetts — 1.8%
Massachusetts State DFA Revenue:
Foxborough Regional Charter, Refunding	5.000%	7/1/42	1,820,000	1,726,923
Harvard University, Series A, Refunding	4.000%	2/15/36	2,650,000	2,775,149
Seven Hills Foundation, Refunding	4.000%	9/1/48	1,045,000	886,890
UMass Boston Student Housing Project	5.000%	10/1/48	3,075,000	2,966,410
See Notes to Financial Statements.
Western Asset Managed Municipals Fund 2026 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
August 31, 2026
 Western Asset Managed Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Massachusetts — continued
UMass Memorial Health Care, Series I, Refunding	5.000%	7/1/46	$1,465,000	$1,412,006
WGBH Educational Foundation, Refunding	5.000%	1/1/40	1,670,000	1,671,194
Massachusetts State Municipal Wholesale Electric Co. Revenue, Series A	4.000%	7/1/46	1,520,000	1,400,944
Massachusetts State Port Authority Revenue:
Series A, Refunding	5.000%	7/1/34	3,165,000	3,285,862 (c)
Series A, Refunding	5.000%	7/1/35	3,155,000	3,265,147 (c)
Series A, Refunding	5.000%	7/1/36	530,000	546,853 (c)
The Commonwealth of Massachusetts State, GO, Consolidated Loan, Series C	5.000%	2/1/51	19,850,000	20,345,377
Total Massachusetts				40,282,755
Michigan — 0.9%
Great Lakes, MI, Water Authority, Water Supply System Revenue:
Senior Lien, Series B	5.000%	7/1/43	1,300,000	1,358,748
Senior Lien, Series B	5.250%	7/1/53	3,000,000	3,089,904
Michigan State Finance Authority Revenue:
Henry Ford Health System, Refunding	5.000%	11/15/41	1,635,000	1,642,755
Henry Ford Health System, Series A	4.000%	11/15/50	2,465,000	2,071,258
The Henry Ford Health Detroit South Campus Central Utility Plant Project, Green Bonds, Series 2024	5.500%	2/28/49	2,000,000	2,095,893
The Henry Ford Health Detroit South Campus Central Utility Plant Project, Green Bonds, Series 2024	4.375%	2/28/54	2,000,000	1,807,609
Trinity Health Credit Group, Series A, Refunding	5.000%	12/1/41	1,700,000	1,735,057
Michigan State Strategic Fund Ltd. Obligation Revenue, I-75 Improvement Project	5.000%	12/31/43	5,845,000	5,855,536 (c)
Total Michigan				19,656,760
Missouri — 0.3%
Cape Girardeau County, MO, IDA, Health Facilities Revenue, Series 2021	4.000%	3/1/46	760,000	696,334
Kansas City, MO, IDA, Airport System Revenue, Kansas City International Airport Terminal Modernization Project, Series B	5.000%	3/1/37	3,415,000	3,485,188 (c)
See Notes to Financial Statements.

Western Asset Managed Municipals Fund 2026 Semi-Annual Report

 Western Asset Managed Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Missouri — continued
Missouri State HEFA Revenue, Senior Living Facilities, Lutheran Senior Services Projects, Series A	5.000%	2/1/42	$2,125,000	$2,140,703
Total Missouri				6,322,225
Nebraska — 0.3%
Douglas County, NE, Hospital Authority No 2, Revenue Bonds:
Children’s Hospital Obligated Group, Refunding, Series A	4.000%	11/15/37	795,000	772,703
Children’s Hospital Obligated Group, Refunding, Series A	4.000%	11/15/39	910,000	874,223
Children’s Hospital Obligated Group, Refunding, Series A	4.000%	11/15/50	760,000	655,778
Omaha, NE, Public Power District, Electric System Revenue, Series B, Refunding	4.000%	2/1/46	5,890,000	5,450,776
Total Nebraska				7,753,480
New Hampshire — 1.7%
National Finance Authority, NH, Lease Revenue, PPDC Lockhart Housing Project, Series A-1	5.250%	12/1/50	7,250,000	7,162,290
National Finance Authority, NH, Revenue:
Winston-Salem Sustainable Energy Partners LLC, Series A	5.000%	12/1/35	15,200,000	16,288,680
Winston-Salem Sustainable Energy Partners LLC, Series A	5.000%	6/1/55	14,750,000	14,472,659
Total New Hampshire				37,923,629
New Jersey — 4.2%
New Brunswick, NJ, Parking Authority Revenue, Series 2017, AG, Municipal Government GTD	5.000%	9/1/42	1,710,000	1,722,979
New Jersey State EDA Revenue:
Private Activity-The Goethals Bridge Replacement Project	5.375%	1/1/43	1,900,000	1,901,489 (c)
Private Activity-The Goethals Bridge Replacement Project, AG	5.125%	1/1/39	1,140,000	1,158,313 (c)
Private Activity-The Goethals Bridge Replacement Project, AG	5.125%	7/1/42	760,000	764,653 (c)
School Facilities Construction, Series QQQ	4.000%	6/15/46	1,900,000	1,735,143
School Facilities Construction, Series QQQ	4.000%	6/15/50	1,520,000	1,357,796
School Facilities Construction, Series SSS, Refunding	5.250%	6/15/36	1,000,000	1,106,062
See Notes to Financial Statements.
Western Asset Managed Municipals Fund 2026 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
August 31, 2026
 Western Asset Managed Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
New Jersey — continued
Special Facility Revenue, Continental Airlines Inc. Project	5.625%	11/15/30	$4,945,000	$4,952,388 (c)
Special Facility Revenue, United Airlines Project	5.500%	6/1/33	3,795,000	3,801,866 (c)
Special Facility, Continental Airlines Inc. Project	5.625%	11/15/30	1,220,000	1,221,823 (c)
Special Facility, Port Newark Container Terminal LLC Project, Refunding	5.000%	10/1/37	760,000	765,936 (c)
Special Facility, Port Newark Container Terminal LLC Project, Refunding	5.000%	10/1/47	1,520,000	1,512,141 (c)
New Jersey State EDA, Lease Revenue, State House Project, Series B	5.000%	6/15/43	2,555,000	2,610,934
New Jersey State EFA Revenue, Stevens Institute of Technology, Green Bonds, Series A	5.000%	7/1/45	2,655,000	2,682,430
New Jersey State Health Care Facilities Financing Authority Revenue:
Hackensack Meridian Health, Refunding	5.000%	7/1/37	1,330,000	1,344,005
University Hospital, Series A, Refunding, AG	5.000%	7/1/46	3,795,000	3,799,987
New Jersey State Transportation Trust Fund Authority Revenue:
Transportation Program, Series AA	4.000%	6/15/37	2,730,000	2,693,207
Transportation Program, Series AA	4.000%	6/15/50	7,400,000	6,581,287
Transportation Program, Series AA, Refunding	5.000%	6/15/39	4,000,000	4,222,852
Transportation Program, Series AA, Refunding	5.000%	6/15/42	11,900,000	12,478,877
Transportation Program, Series BB	4.000%	6/15/36	5,880,000	5,883,400
Transportation Program, Series BB	4.000%	6/15/38	645,000	627,917
Transportation Program, Series CC	4.125%	6/15/50	9,000,000	8,163,049
Transportation Program, Series CC	5.250%	6/15/50	11,000,000	11,392,701
Transportation System, CAB, Series C, NATL	0.000%	12/15/31	2,420,000	2,021,228
Transportation System, Series A, Refunding	4.000%	6/15/38	3,035,000	2,951,876
Transportation System, Series A, Refunding	4.250%	6/15/40	4,400,000	4,287,849
Tobacco Settlement Financing Corp., NJ, Revenue, Series A, Refunding	5.250%	6/1/46	1,715,000	1,718,214
Total New Jersey				95,460,402
See Notes to Financial Statements.

Western Asset Managed Municipals Fund 2026 Semi-Annual Report

 Western Asset Managed Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
New Mexico — 0.3%
New Mexico State Municipal Energy Acquisition Authority, Gas Supply Revenue, Refunding	5.000%	11/1/30	$6,900,000	$7,240,395 (a)(b)
New York — 15.2%
Build NYC Resource Corp., NY, Revenue, East Harlem Scholars Academy Charter School Project	5.750%	6/1/62	1,450,000	1,356,197 (d)
Long Island, NY, Power Authority Electric System Revenue, Series B, Refunding	5.250%	9/1/56	5,250,000	5,414,283
MTA, NY, Dedicated Tax Fund Revenue:
Green Bonds, Series A	5.000%	11/15/47	5,695,000	5,710,508
Green Bonds, Subseries B-1, Refunding	4.000%	11/15/54	15,860,000	13,409,771
MTA, NY, Transportation Revenue:
Green Bonds, Series C-1, Refunding	4.000%	11/15/37	2,465,000	2,381,951
Green Bonds, Series C-1, Refunding	5.250%	11/15/55	1,900,000	1,917,136
Green Bonds, Series C-2A, Refunding	4.000%	11/15/38	1,140,000	1,080,803
Green Bonds, Series E, Refunding	5.000%	11/15/33	1,710,000	1,832,333
Green Bonds, Series E, Refunding	4.000%	11/15/45	6,450,000	5,695,492
Series A-2	5.000%	5/15/30	6,905,000	7,320,820 (a)(b)
New York City, NY, GO:
Subseries A-1	4.000%	8/1/40	4,555,000	4,257,223
Subseries A-1	5.000%	8/1/47	6,415,000	6,500,230
Subseries B-1	5.000%	10/1/42	2,180,000	2,235,607
New York City, NY, HDC, Impact Revenue, Sustainable Development Bonds, Series A, HUD Section 8	4.800%	2/1/53	4,000,000	3,846,806
New York City, NY, Industrial Development Agency Revenue:
Yankee Stadium Project, Refunding	4.000%	3/1/45	1,935,000	1,707,252
Yankee Stadium Project, Refunding, AG	4.000%	3/1/45	3,985,000	3,605,076
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue:
Second General Resolution Fiscal 2022, Series AA, Subseries AA-1	4.000%	6/15/51	17,460,000	15,292,648
Second General Resolution Fiscal 2026, Series BB	5.000%	6/15/49	3,000,000	3,068,263
New York City, NY, TFA, Future Tax Secured Revenue:
Subordinated, Subseries A-1	4.000%	5/1/45	2,000,000	1,802,416
Subordinated, Subseries B-1	4.000%	11/1/41	3,500,000	3,230,229
See Notes to Financial Statements.
Western Asset Managed Municipals Fund 2026 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
August 31, 2026
 Western Asset Managed Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
New York — continued
Subordinated, Subseries B-1	4.000%	8/1/45	$5,935,000	$5,347,735
Subordinated, Subseries C-1	4.000%	5/1/45	2,655,000	2,393,290
Subordinated, Subseries C-1	5.000%	2/1/47	23,000,000	23,459,450
Subordinated, Subseries F-1	4.000%	2/1/51	12,000,000	10,383,305
New York State Dormitory Authority Revenue:
Bidding Group 4, Series E, Refunding	5.000%	3/15/44	1,555,000	1,583,792
Non-State Supported Debt SD Program, Series A, Refunding, AG	5.000%	10/1/30	10,000	10,472 (f)
Non-State Supported Debt SD Program, Series A, Refunding, AG	5.000%	10/1/32	5,000	5,236 (f)
Non-State Supported Debt SD Program, Series A, Refunding, AG	5.000%	10/1/34	5,000	5,236 (f)
Non-State Supported Debt, Memorial Sloan-Kettering Cancer Center, Series B-1	4.000%	7/1/51	6,750,000	5,912,725
Non-State Supported Debt, SD, Series A, Refunding, AG	5.000%	10/1/29	5,000	5,236 (f)
New York State Dormitory Authority, State Personal Income Tax Revenue:
Bidding Group 3, Series B, Refunding	5.000%	2/15/41	10,000	10,225 (f)
Bidding Group 3, Series B, Refunding	5.000%	2/15/43	10,000	10,225 (f)
Bidding Group 4, Series D, Refunding	4.000%	2/15/40	12,815,000	12,158,313
New York State Thruway Authority General Revenue, Junior Indebtedness Obligations, Junior Lien, Series B, Refunding	4.000%	1/1/45	4,615,000	4,241,124
New York State Transportation Development Corp., Special Facilities Revenue:
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project	5.000%	1/1/30	1,365,000	1,394,643 (c)
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project	5.000%	1/1/32	11,055,000	11,259,333 (c)
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project	5.000%	1/1/33	815,000	828,636 (c)
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project	6.000%	4/1/35	8,250,000	9,055,818 (c)
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project	5.625%	4/1/40	6,650,000	7,005,783 (c)
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project	4.375%	10/1/45	4,365,000	4,068,977 (c)
John F. Kennedy International Airport New Terminal One Project, Green Bonds	6.000%	6/30/54	7,350,000	7,545,282 (c)
See Notes to Financial Statements.

Western Asset Managed Municipals Fund 2026 Semi-Annual Report

 Western Asset Managed Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
New York — continued
John F. Kennedy International Airport New Terminal One Project, Green Bonds	5.375%	6/30/60	$17,500,000	$17,319,895 (c)
John F. Kennedy International Airport New Terminal One Project, Green Bonds, AG	5.125%	6/30/60	17,750,000	17,450,722 (c)
John F. Kennedy International Airport Terminal Four Project, Series C, Refunding	5.000%	12/1/37	2,230,000	2,331,242
John F. Kennedy International Airport Terminal Four Project, Series C, Refunding	4.000%	12/1/40	1,520,000	1,424,567
John F. Kennedy International Airport Terminal Six Redevelopment Project, Green Bonds, Series A, Refunding	5.500%	12/31/54	2,800,000	2,819,067 (c)
John F. Kennedy International Airport Terminal Six Redevelopment Project, Green Bonds, Series A, Refunding, AG	4.500%	12/31/54	6,400,000	5,911,919 (c)
John F. Kennedy International Airport Terminal Six Redevelopment Project, Green Bonds, Series B, Refunding, AG, Step bond (0.000% to 12/31/34 then 5.000%)	0.000%	12/31/54	2,800,000	1,800,461 (c)
LaGuardia Airport Terminal B Redevelopment Project, Series A	5.000%	7/1/34	1,640,000	1,641,015 (c)
LaGuardia Airport Terminal B Redevelopment Project, Series A	5.000%	7/1/41	16,120,000	16,120,571 (c)
LaGuardia Airport Terminal B Redevelopment Project, Series A	5.000%	7/1/46	22,380,000	22,056,625 (c)
New York State Urban Development Corp. Revenue:
Personal Income Tax, Series C, Refunding	4.000%	3/15/45	5,560,000	5,051,021
Personal Income Tax, Series C, Refunding	3.000%	3/15/48	4,680,000	3,378,936
Port Authority of New York & New Jersey Revenue:
Consolidated Series 218	4.000%	11/1/47	8,630,000	7,581,026 (c)
Consolidated Series 221	4.000%	7/15/55	4,495,000	3,790,193 (c)
Consolidated Series 226, Refunding	5.000%	10/15/40	2,275,000	2,322,770 (c)
Consolidated Series 226, Refunding	5.000%	10/15/41	1,330,000	1,356,706 (c)
Triborough Bridge & Tunnel Authority, NY, Revenue:
General-MTA Bridges & Tunnels, Series A	5.000%	11/15/49	18,325,000	18,625,464
General-MTA Bridges & Tunnels, Series A	4.000%	11/15/56	3,275,000	2,835,185
MTA Bridges & Tunnels, Senior Lien, Series A-1, Refunding	5.000%	5/15/51	4,870,000	4,955,939
See Notes to Financial Statements.
Western Asset Managed Municipals Fund 2026 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
August 31, 2026
 Western Asset Managed Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
New York — continued
MTA Bridges & Tunnels, Senior Lien, Series C, Refunding	5.000%	5/15/47	$7,350,000	$7,563,159
Troy, NY, Capital Resource Corp. Revenue:
Rensselaer Polytechnic Institute Project, Series A, Refunding	5.000%	9/1/36	760,000	786,063
Rensselaer Polytechnic Institute Project, Series A, Refunding	5.000%	9/1/39	1,950,000	1,990,283
Total New York				347,462,709
North Carolina — 0.6%
Charlotte, NC, Airport Revenue:
Charlotte Douglas International Airport, Refunding	4.000%	7/1/44	1,250,000	1,184,553
Charlotte Douglas International Airport, Refunding	4.000%	7/1/44	1,740,000	1,580,739 (c)
North Carolina State Turnpike Authority, Monroe Expressway Toll Revenue:
Series A, Refunding	5.000%	7/1/42	945,000	945,722
Series A, Refunding	5.000%	7/1/47	2,085,000	2,086,865
Series A, Refunding	5.000%	7/1/51	6,410,000	6,412,005
North Carolina State Turnpike Authority, Triangle Expressway System Revenue, Senior Lien, Refunding	5.000%	1/1/32	835,000	839,443
Total North Carolina				13,049,327
North Dakota — 0.4%
Grand Forks, ND, Health Care System Revenue, Altru Health System, Refunding, AG	3.000%	12/1/46	11,710,000	8,487,860
Ohio — 1.4%
Allen County, OH, Hospital Facilities Authority Revenue, Bon Secours Mercy Health Inc., Series A, Refunding	4.000%	12/1/40	1,920,000	1,776,228
American Municipal Power Inc., OH, Revenue, AMP Fremont Energy Center Project, Series A, Refunding	4.000%	2/15/38	1,900,000	1,871,365
Buckeye, OH, Tobacco Settlement Financing Authority Revenue:
Senior Bonds, Series A-2, Refunding	4.000%	6/1/38	2,280,000	2,279,903
Senior Bonds, Series A-2, Refunding	4.000%	6/1/39	760,000	739,945
Franklin County, OH, Revenue, Trinity Health Group, Series 2017	5.000%	12/1/46	3,000,000	3,018,486
See Notes to Financial Statements.

Western Asset Managed Municipals Fund 2026 Semi-Annual Report

 Western Asset Managed Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Ohio — continued
Indian Creek, OH, Local SD, GO, Series A, SD Credit Program	5.000%	11/1/45	$1,000,000	$1,014,793
Ohio State Air Quality Development Authority Revenue:
American Electric Co. Project, Series B	2.500%	10/1/29	1,140,000	1,100,479 (a)(b)(c)
American Electric Co. Project, Series D, Refunding	3.700%	10/1/28	2,810,000	2,826,743 (c)
American Electric Power Co. Project, Series A, Refunding	3.750%	1/1/29	1,285,000	1,293,989 (c)
AMG Vanadium Project, Series 2019	5.000%	7/1/49	8,960,000	8,070,525 (c)(d)
Ohio State Higher Educational Facility Commission College & University Revenue, University of Dayton 2018 Project, Series B, Refunding	5.000%	12/1/36	760,000	775,232
Ohio State Hospital Revenue, University Hospitals Health Systems Inc., Series E, Refunding	4.000%	1/15/41	1,005,000	928,794
Ohio State Private Activity Revenue:
Portsmouth Bypass Project	5.000%	12/31/39	1,785,000	1,754,843 (c)
Portsmouth Bypass Project	5.000%	6/30/53	1,250,000	1,249,922 (c)
Port of Greater Cincinnati Development Authority Revenue, OH:
Tax-Exempt Parking Revenue, 3CDC Obligated Group Parking Facilities, Series A, Refunding, AG	5.000%	12/1/55	2,000,000	1,982,190
Tax-Exempt Parking Revenue, 3CDC Obligated Group Parking Facilities, Series A, Refunding, AG	5.000%	12/1/60	1,250,000	1,231,482
Total Ohio				31,914,919
Oklahoma — 0.3%
Tulsa, OK, Municipal Airport Trust Revenue:
American Airlines Inc. Project, Refunding	6.250%	12/1/35	4,750,000	5,280,704 (c)
American Airlines Inc. Project, Refunding	6.250%	12/1/40	565,000	612,486 (c)
Total Oklahoma				5,893,190
Oregon — 0.2%
Medford, OR, Hospital Facilities Authority Revenue, Asante Project, Series A, Refunding	5.000%	8/15/45	2,275,000	2,295,371
Oregon State University General Revenue, Series A	4.250%	4/1/52	1,250,000	1,156,879
See Notes to Financial Statements.
Western Asset Managed Municipals Fund 2026 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
August 31, 2026
 Western Asset Managed Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Oregon — continued
Portland, OR, International Airport Revenue, Series C, Refunding	5.000%	7/1/28	$835,000	$864,999 (c)
Total Oregon				4,317,249
Pennsylvania — 4.2%
Allegheny County, PA, HDA Revenue:
University of Pittsburgh Medical Center, Series A, Refunding	4.000%	7/15/38	3,415,000	3,268,748
University of Pittsburgh Medical Center, Series A, Refunding	4.000%	7/15/39	4,175,000	3,946,789
Commonwealth Financing Authority, PA, Tobacco Master Settlement Payment Revenue Bonds:
Series 2018	5.000%	6/1/31	1,520,000	1,572,353
Series 2018	5.000%	6/1/32	1,330,000	1,372,961
Series 2018	5.000%	6/1/34	760,000	781,891
Cumberland County, PA, Municipal Authority Revenue:
Diakon Lutheran Social Ministries Project, Unrefunded	5.000%	1/1/38	2,555,000	2,555,874
Penn State Health	4.000%	11/1/35	760,000	742,192
Penn State Health	4.000%	11/1/37	1,520,000	1,446,012
General Authority of Southcentral Pennsylvania Revenue, Refunding	4.000%	6/1/49	3,585,000	3,109,992
Lancaster County, PA, Hospital Authority Revenue, Penn State Health, Series 2021	5.000%	11/1/46	11,385,000	11,457,282
Montgomery County, PA, IDA, Retirement Communities Revenue, Acts Retirement-Life Communities, Series C	5.000%	11/15/45	1,140,000	1,146,074
Pennsylvania State Economic Development Financing Authority Revenue:
Exempt Facilities Bonds, PPL Energy Supply LLC Project, Series C, Refunding	5.250%	6/1/27	1,500,000	1,502,107 (a)(b)
Presbyterian Senior Living Project, Series B, Refunding	5.250%	7/1/46	1,000,000	1,015,281
Presbyterian Senior Living Project, Series B-1	5.250%	7/1/49	2,050,000	2,059,204
Tax-Exempt Private Activity, The Penndot Major Bridges Package One Project	5.750%	6/30/48	8,600,000	8,960,791 (c)
Tax-Exempt Private Activity, The Penndot Major Bridges Package One Project	5.250%	6/30/53	22,300,000	22,331,347 (c)
See Notes to Financial Statements.

Western Asset Managed Municipals Fund 2026 Semi-Annual Report

 Western Asset Managed Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Pennsylvania — continued
Pennsylvania State Turnpike Commission Revenue:
Series A-2	5.000%	12/1/48	$8,160,000	$8,247,517
Series B	5.000%	12/1/45	4,000,000	4,113,760
Series B, Refunding	5.250%	12/1/44	1,150,000	1,209,358
Series C, Refunding	4.000%	12/1/51	2,275,000	1,980,072
Philadelphia, PA, Airport Revenue, Series B, Refunding	5.000%	7/1/47	1,520,000	1,519,978 (c)
Philadelphia, PA, GO:
Series B	5.000%	2/1/37	1,820,000	1,886,542
Series B	5.000%	2/1/38	1,710,000	1,768,428
Philadelphia, PA, Water & Wastewater Revenue:
Series A	5.000%	10/1/43	3,795,000	3,856,506
Series A	5.000%	11/1/45	2,950,000	3,035,398
Total Pennsylvania				94,886,457
Puerto Rico — 5.8%
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue:
Senior Lien, Series A	5.000%	7/1/33	600,000	636,364 (d)
Senior Lien, Series A	5.000%	7/1/37	410,000	424,962 (d)
Senior Lien, Series A, Refunding	5.000%	7/1/33	10,625,000	11,345,450 (d)
Senior Lien, Series A, Refunding	5.000%	7/1/37	10,895,000	11,365,546 (d)
Senior Lien, Series A, Refunding	4.000%	7/1/42	12,145,000	11,413,021 (d)
Senior Lien, Series A, Refunding	4.000%	7/1/47	2,450,000	2,178,502 (d)
Senior Lien, Series A, Refunding	5.000%	7/1/47	36,355,000	36,540,389 (d)
Puerto Rico Commonwealth, GO:
CAB, Restructured, Series A-1	0.000%	7/1/33	256,303	187,302
Restructured, Series A-1	5.625%	7/1/27	109,609	111,409
Restructured, Series A-1	5.625%	7/1/29	216,236	227,204
Restructured, Series A-1	5.750%	7/1/31	210,028	226,693
Restructured, Series A-1	4.000%	7/1/33	199,162	198,470
Restructured, Series A-1	4.000%	7/1/35	4,779,020	4,709,907
Restructured, Series A-1	4.000%	7/1/37	12,810,518	12,425,839
Restructured, Series A-1	4.000%	7/1/41	1,508,900	1,401,495
Restructured, Series A-1	4.000%	7/1/46	217,253	193,024
Subseries CW	0.000%	11/1/43	765,160	546,133 (b)
See Notes to Financial Statements.
Western Asset Managed Municipals Fund 2026 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
August 31, 2026
 Western Asset Managed Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Puerto Rico — continued
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue:
CAB, Restructured, Series A-1	0.000%	7/1/27	$1,762,000	$1,715,244
CAB, Restructured, Series A-1	0.000%	7/1/46	16,775,000	6,038,150
Restructured, Series A-1	4.550%	7/1/40	918,000	909,000
Restructured, Series A-1	4.750%	7/1/53	17,117,000	16,197,535
Restructured, Series A-1	5.000%	7/1/58	7,008,000	6,801,160
Restructured, Series A-2	4.329%	7/1/40	5,658,000	5,538,160
Restructured, Series A-2	4.329%	7/1/40	759,000	742,924
Total Puerto Rico				132,073,883
Rhode Island — 0.2%
Rhode Island State Health & Educational Building Corp. Public School Financing Program Revenue, Series F, State Aid Withholding	4.125%	5/15/54	2,885,000	2,640,958
Rhode Island State Health & Educational Building Corp., Student Housing Revenue:
PRG - RI Properties LLC, Senior Series A, AG	5.000%	7/1/50	1,250,000	1,251,807
PRG - RI Properties LLC, Senior Series A, AG	5.000%	7/1/55	1,300,000	1,293,266
Total Rhode Island				5,186,031
South Carolina — 0.7%
Patriots Energy Group Financing Agency, SC, Gas Supply Revenue, Subseries B-2, Refunding (SOFR x 0.670 + 1.900%)	4.338%	3/1/31	3,750,000	3,897,517 (a)(b)
South Carolina State Jobs - EDA Revenue, Bon Secours Mercy Health Inc., Series A, Refunding	4.000%	12/1/44	5,820,000	5,250,832
South Carolina State Ports Authority Revenue:
Series 2018	5.000%	7/1/37	570,000	577,743 (c)
Series 2018	5.000%	7/1/38	1,215,000	1,228,869 (c)
Series 2018	5.000%	7/1/43	3,035,000	3,045,117 (c)
Series 2018	5.000%	7/1/48	2,085,000	2,050,028 (c)
Total South Carolina				16,050,106
South Dakota — 0.1%
South Dakota State HEFA Revenue, Regional Health	5.000%	9/1/40	2,105,000	2,115,850
See Notes to Financial Statements.

Western Asset Managed Municipals Fund 2026 Semi-Annual Report

 Western Asset Managed Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Tennessee — 2.0%
Clarksville, TN, Water, Sewer & Gas Revenue, Series A	4.000%	2/1/51	$10,000,000	$8,884,260
Knox County, TN, Health, Educational & Housing Facility Board Revenue, University Health System Inc., Series A	5.000%	9/1/40	4,745,000	4,671,254
Metropolitan Government of Nashville & Davidson County, TN, GO, Series C, Refunding	4.000%	1/1/43	18,205,000	17,456,257
Metropolitan Government of Nashville & Davidson County, TN, Health and Educational Facilities Board Revenue:
Vanderbilt University Medical Center, Series B, Refunding	5.000%	7/1/34	2,250,000	2,452,161
Vanderbilt University Medical Center, Series B, Refunding	5.000%	7/1/37	4,000,000	4,352,718
Metropolitan Government of Nashville & Davidson County, TN, Sports Authority Revenue:
Series A, AG	5.250%	7/1/48	6,000,000	6,158,113
Series A, AG	5.250%	7/1/53	1,900,000	1,933,136
Total Tennessee				45,907,899
Texas — 9.6%
Arlington, TX, Higher Education Finance Corp., Education Revenue:
Basis Texas Charter Schools Inc., Refunding	5.875%	6/15/65	3,500,000	3,506,162 (d)
Uplift Education, Series A, Refunding, PSF - GTD	5.000%	12/1/47	1,785,000	1,788,645
Austin, TX, Airport System Revenue:
Series 2019	5.000%	11/15/36	3,615,000	3,724,835 (c)
Series 2022	5.000%	11/15/39	2,390,000	2,462,391 (c)
Series 2022	5.250%	11/15/47	3,035,000	3,108,413 (c)
Series B	5.000%	11/15/33	2,000,000	2,083,431 (c)
Series B	5.000%	11/15/44	2,655,000	2,678,475 (c)
Series B, Refunding	5.000%	11/15/38	4,000,000	4,207,222 (c)
Series B, Refunding	5.000%	11/15/39	3,000,000	3,122,155 (c)
Series B, Refunding	5.000%	11/15/40	2,250,000	2,323,221 (c)
Austin, TX, Senior Lien Special Tax Revenue:
Convention Center Project, Series A	5.250%	11/15/51	3,650,000	3,773,850
Convention Center Project, Series A	5.250%	11/15/56	2,350,000	2,410,272
Convention Center Project, Series A	5.500%	11/15/61	2,250,000	2,346,890
See Notes to Financial Statements.
Western Asset Managed Municipals Fund 2026 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
August 31, 2026
 Western Asset Managed Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Texas — continued
Bexar County, TX, Hospital District, GO, Certificates of Obligation	5.000%	2/15/40	$2,350,000	$2,454,678
Castleberry, TX, ISD, GO, Series B, PSF - GTD	4.000%	2/15/49	3,090,000	2,773,724
Central Texas Regional Mobility Authority Revenue, Senior Lien, Series B	4.000%	1/1/51	3,795,000	3,288,601
Central Texas Turnpike System Revenue:
Second Tier, Series C, Refunding	5.000%	8/15/40	1,100,000	1,152,887
Series C, Refunding	5.000%	8/15/41	4,250,000	4,433,877
Dallas, TX, Hotel Occupancy Tax Revenue:
Series 2021, Refunding	4.000%	8/15/36	1,975,000	1,905,611
Series 2021, Refunding	4.000%	8/15/38	1,500,000	1,424,958
Denton, TX, GO, Certificates of Obligation	4.000%	2/15/47	5,710,000	5,102,992
Elgin, TX, ISD, GO, Unlimited Tax School Building Bonds, PSF - GTD	4.000%	8/1/49	10,600,000	9,616,268
Harris County, TX, Cultural Education Facilities Finance Corp. Revenue, Series 2021, Refunding	4.000%	10/1/42	7,590,000	7,035,337
Harris County, TX, GO:
Series A, Refunding	5.000%	9/15/51	1,600,000	1,633,096
Series A, Refunding	5.250%	9/15/56	2,500,000	2,583,451
Hays, TX, ISD, GO, Unlimited Tax School Building Bonds, PSF - GTD	4.000%	2/15/47	4,875,000	4,491,443
Houston, TX, GO, Series A	4.125%	3/1/51	4,000,000	3,529,568
Houston, TX, Airport System Revenue:
Special Facilities, United Airlines Inc., Airport Terminal E Project, Series A	4.000%	7/1/41	3,795,000	3,387,614 (c)
Special Facilities, United Airlines Inc., Technical Operations Center Project	5.000%	7/15/28	5,615,000	5,730,836 (c)
Special Facilities, United Airlines Inc., Terminal Improvement Project, Series B	5.500%	7/15/38	1,350,000	1,416,152 (c)
Special Facilities, United Airlines Inc., Terminal Improvement Project, Series B	5.500%	7/15/39	2,450,000	2,552,686 (c)
Special Facilities, United Airlines Inc., Terminal Improvement Project, Series B-1	4.000%	7/15/41	3,795,000	3,389,384 (c)
Subordinated Lien, Series A, Refunding	4.000%	7/1/37	1,330,000	1,282,382 (c)
Subordinated Lien, Series A, Refunding	4.000%	7/1/39	1,500,000	1,415,118 (c)
Subordinated Lien, Series A, Refunding	4.000%	7/1/41	1,520,000	1,395,147 (c)
Houston, TX, Combined Utility System Revenue, First Lien, Series D, Refunding	5.000%	11/15/44	2,275,000	2,276,246
See Notes to Financial Statements.

Western Asset Managed Municipals Fund 2026 Semi-Annual Report

 Western Asset Managed Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Texas — continued
Joshua, TX, ISD, GO, Unlimited Tax School Building Bonds, PSF - GTD	4.000%	8/15/49	$4,600,000	$4,094,627
Longview, TX, ISD, GO, Unlimited Tax School Building Bonds, PSF - GTD	4.000%	2/15/49	7,500,000	6,819,265
Love Field, TX, Airport Modernization Corp., General Airport Revenue:
Series 2017	5.000%	11/1/33	540,000	541,223 (c)
Series 2017	5.000%	11/1/36	540,000	540,840 (c)
Love Field, TX, Airport Modernization Corp., Special Facilities Revenue, Southwest Airlines Co. Project	5.000%	11/1/28	1,625,000	1,627,818 (c)
Lower Colorado River Authority, TX, Transmission Contract Refunding and Improvement Revenue, LCRA Transmission Services Corp. Project, Series A, Refunding	5.000%	5/15/56	7,100,000	7,135,918
Matagorda County, TX, Navigation District No 1, PCR, Central Power and Light Company Project, Series A, Refunding	2.600%	11/1/29	3,795,000	3,710,164
Melissa, TX, ISD, GO, Unlimited Tax School Building Bonds, PSF - GTD	4.000%	2/1/54	4,565,000	3,968,557
Metropolitan Transit Advanced Transportation District, TX, Sales Tax Revenue, Bexar County	4.000%	8/1/54	5,000,000	4,301,167
Mission, TX, EDC, Solid Waste Disposal Revenue, Graphic Packaging International, LLC Project, Green Bonds	5.000%	6/1/30	2,550,000	2,620,707 (a)(b)(c)
New Hope Cultural Education Facilities Finance Corp., TX, Educational Facilities Revenue, Texas A&M University, Cain Hall Redevelopment Project, Refunding	5.000%	4/1/46	4,175,000	4,175,259
Newark, TX, Higher Education Finance Corp., Education Revenue:
TLC Academy, Series A	4.000%	8/15/31	585,000	566,039
TLC Academy, Series A	4.000%	8/15/41	1,280,000	1,044,347
Tarrant County, TX, Cultural Education Facilities Finance Corp., Hospital Revenue:
Methodist Hospitals of Dallas	4.000%	10/1/41	1,520,000	1,438,777
Methodist Hospitals of Dallas	4.000%	10/1/47	3,150,000	2,788,150
Texas State Private Activity Bond Surface Transportation Corp. Revenue:
NTE Mobility Partners Segments 3 LLC, Senior Lien, Series 2023, Refunding	5.375%	6/30/39	1,850,000	1,931,880 (c)
See Notes to Financial Statements.
Western Asset Managed Municipals Fund 2026 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
August 31, 2026
 Western Asset Managed Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Texas — continued
NTE Mobility Partners Segments 3 LLC, Senior Lien, Series 2023, Refunding	5.500%	6/30/43	$2,200,000	$2,278,568 (c)
Senior Lien, LBJ Infrastructure Group LLC, I-635 Managed Lanes Project, Series A, Refunding	4.000%	12/31/35	2,765,000	2,706,453
Senior Lien, LBJ Infrastructure Group LLC, I-635 Managed Lanes Project, Series A, Refunding	4.000%	6/30/37	760,000	730,261
Senior Lien, NTE Mobility Partners Segments 3 LLC, Refunding	5.500%	6/30/40	1,300,000	1,357,630 (c)
Texas State Transportation Commission Revenue, Highway Improvement, GO:
Series 2026, Refunding	5.000%	4/1/39	8,000,000	8,675,890
Series 2026, Refunding	5.000%	4/1/40	11,000,000	11,794,948
Series 2026, Refunding	5.000%	4/1/41	11,750,000	12,518,519
Texas State Transportation Commission, GO, Highway Improvement, Series 2026, Refunding	5.000%	4/1/42	4,350,000	4,616,122
Van Alstyne, TX, ISD, GO, Unlimited Tax School Building Bonds, PSF - GTD	4.000%	2/15/54	9,250,000	8,039,952
West Harris County, TX, Regional Water Authority Revenue, Series 2019, Refunding	4.000%	12/15/49	2,845,000	2,431,432
Whitesboro, TX, ISD, GO, Unlimited Tax School Building Bonds, PSF - GTD	4.000%	2/15/54	5,000,000	4,373,335
Total Texas				218,635,866
Utah — 1.1%
Resort Core Public Infrastructure District No 1, UT, GO, Series A-1	5.625%	3/1/51	1,200,000	1,188,749 (d)
Salt Lake City, UT, Airport Revenue:
Salt Lake City International Airport, Series A	5.250%	7/1/48	7,500,000	7,664,315 (c)
Series A	5.000%	7/1/36	3,645,000	3,679,354 (c)
Series A	5.000%	7/1/37	2,655,000	2,677,297 (c)
Series A	5.250%	7/1/42	2,500,000	2,612,562 (c)
Series B	5.000%	7/1/47	1,195,000	1,199,825
Utah State Charter School Finance Authority, Charter School Revenue:
Utah Charter Academies Inc., UT CSCE	5.000%	10/15/43	875,000	877,277
Utah Charter Academies Inc., UT CSCE	5.000%	10/15/48	910,000	907,770
See Notes to Financial Statements.

Western Asset Managed Municipals Fund 2026 Semi-Annual Report

 Western Asset Managed Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Utah — continued
Utah State Infrastructure Agency, Telecommunications Revenue:
Series 2019	4.000%	10/15/30	$1,535,000	$1,534,449
Series 2019	4.000%	10/15/34	760,000	740,194
Series 2019	4.000%	10/15/39	1,330,000	1,213,094
Series 2021	3.000%	10/15/45	760,000	558,908
Total Utah				24,853,794
Vermont — 0.1%
Vermont State Educational & Health Buildings Financing Agency Revenue, Middlebury College Project	5.000%	11/1/45	2,000,000	2,071,302
Virginia — 1.0%
Arlington County, VA, IDA Revenue:
Refunding	5.000%	2/15/43	1,250,000	1,258,560
Virginia Hospital Center, Refunding	5.000%	7/1/27	760,000	773,248
Virginia Hospital Center, Refunding	5.000%	7/1/36	1,470,000	1,528,917
Virginia Hospital Center, Refunding	4.000%	7/1/38	645,000	634,094
Isle of Wight County, VA, EDA Revenue:
Riverside Health System, Series 2023, AG	4.750%	7/1/53	4,000,000	3,746,385
Riverside Health System, Series 2023, AG	5.250%	7/1/53	1,750,000	1,777,976
Virginia State Small Business Financing Authority Revenue:
Senior Lien, 95 Express Lanes LLC Project, Refunding	4.000%	1/1/48	3,795,000	3,301,337 (c)
Senior Lien, I-495 High Occupancy Toll Lanes Project, Refunding	5.000%	12/31/47	5,465,000	5,455,143 (c)
Series A, Refunding	5.000%	1/1/33	1,265,000	1,317,847
Series A, Refunding	5.000%	1/1/35	2,070,000	2,152,913
Total Virginia				21,946,420
Washington — 1.4%
Port of Seattle, WA, Intermediate Lien Revenue:
Series 2019	4.000%	4/1/44	1,900,000	1,727,247 (c)
Series 2019	5.000%	4/1/44	3,035,000	3,058,906 (c)
Series B, Refunding	5.000%	8/1/39	2,500,000	2,573,455 (c)
Series B, Refunding	5.000%	8/1/40	5,500,000	5,644,571 (c)
Series C	5.000%	5/1/42	6,450,000	6,485,241 (c)
Washington State Health Care Facilities Authority Revenue:
Commonspirit Health, Series A, Refunding	5.000%	8/1/44	3,500,000	3,534,609
See Notes to Financial Statements.
Western Asset Managed Municipals Fund 2026 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
August 31, 2026
 Western Asset Managed Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Washington — continued
Commonspirit Health, Series A-1, Refunding	4.000%	8/1/44	$570,000	$515,350
Seattle Cancer Care Alliance, Refunding	5.000%	9/1/50	1,700,000	1,711,085
Seattle Cancer Care Alliance, Refunding	5.000%	9/1/55	3,915,000	3,915,261
Washington State HFC Revenue, Presbyterian Retirement Communities North West Project, Series A, Refunding	5.000%	1/1/51	2,465,000	2,248,589 (d)
Total Washington				31,414,314
West Virginia — 0.2%
West Virginia State EDA Revenue:
Solid Waste Disposal Facility, Commercial Metals Co. Project	4.625%	5/15/32	2,150,000	2,182,786 (a)(b)(c)
Solid Waste Disposal Facility, Core Natural Resources Inc. Project, Refunding	5.450%	3/27/35	1,950,000	2,090,493 (a)(b)(c)(d)
Total West Virginia				4,273,279
Wisconsin — 0.4%
Public Finance Authority, WI, Hospital Revenue Bonds:
Renown Regional Medical Center Project, Series A, Refunding	5.000%	6/1/34	1,330,000	1,381,808
Renown Regional Medical Center Project, Series A, Refunding	5.000%	6/1/38	1,900,000	1,943,375
Public Finance Authority, WI, Retirement Communities Revenue, Acts Retirement Life Communities, Inc., Series A	5.000%	11/15/41	1,330,000	1,346,436
Public Finance Authority, WI, Revenue, The Carmelite System Inc. Obligated Group, Refunding	5.000%	1/1/45	2,275,000	2,277,486
Public Finance Authority, WI, Student Housing Revenue:
PRG - Oxford Properties LLC Project, Series A, BAM	5.000%	7/1/45	1,000,000	1,012,834
PRG - Oxford Properties LLC Project, Series A, BAM	5.000%	7/1/50	2,250,000	2,222,639
Total Wisconsin				10,184,578

Total Municipal Bonds (Cost — $2,264,999,458)				2,209,256,805
Municipal Bonds Deposited in Tender Option Bond Trusts(j) — 5.2%
Alabama — 0.4%
Black Belt Energy Gas District, AL, Gas Project Revenue, Series C	5.000%	7/1/31	8,000,000	8,359,397 (a)(b)
See Notes to Financial Statements.

Western Asset Managed Municipals Fund 2026 Semi-Annual Report

 Western Asset Managed Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

New York — 4.8%
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue:
Second General Resolution Fiscal 2023, Subseries AA-1	5.250%	6/15/52	$17,015,000	$17,406,262
Second General Resolution Fiscal 2023, Subseries AA-3, Refunding	5.000%	6/15/47	11,695,000	12,007,917
New York State Dormitory Authority, State Personal Income Tax Revenue:
Series A, Refunding	4.000%	3/15/41	25,000,000	23,549,063
Series A, Refunding	4.000%	3/15/45	25,000,000	23,052,860
New York State Urban Development Corp.:
State Sales Tax Revenue, Series A	5.000%	3/15/48	30,000,000	30,742,281
State Sales Tax Revenue, Series A	5.000%	3/15/49	4,200,000	4,293,935
Total New York				111,052,318

Total Municipal Bonds Deposited in Tender Option Bond Trusts (Cost — $122,800,604)				119,411,715
Total Investments before Short-Term Investments (Cost — $2,387,800,062)				2,328,668,520

Short-Term Investments — 1.2%
Municipal Bonds — 1.2%
Arizona — 0.2%
Phoenix, AZ, IDA, Health Care Facilities Revenue, Mayo Clinic, Series B, SPA - Northern Trust Co.	2.950%	11/15/52	4,300,000	4,300,000 (k)(l)
California — 0.0%††
Regents of the University of California, CA, General Revenue, Series AL-3, Refunding	2.350%	5/15/48	800,000	800,000 (k)(l)
Illinois — 0.4%
Illinois State Finance Authority Revenue, University of Chicago Medical Center, Series B, LOC - TD Bank N.A.	2.900%	8/1/44	9,000,000	9,000,000 (k)(l)
Maryland — 0.2%
Maryland State Health & Higher EFA Revenue, The Johns Hopkins Health System Corp., Series B, Refunding, LOC - TD Bank N.A.	2.900%	6/1/46	4,300,000	4,300,000 (k)(l)
Massachusetts — 0.0%††
Massachusetts State HEFA Revenue, Baystate Medical Center, Series K-1, LOC - TD Bank N.A.	2.900%	7/1/39	100,000	100,000 (k)(l)
See Notes to Financial Statements.
Western Asset Managed Municipals Fund 2026 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
August 31, 2026
 Western Asset Managed Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Nevada — 0.0%††
Nevada State Housing Division, Multi-Unit Housing Revenue, Horizon Pines Senior Apartments Project, Series A, LIQ - FNMA, LOC - FNMA	2.300%	4/15/33	$800,000	$800,000 (c)(k)(l)
New York — 0.3%
MTA, NY, Transportation Revenue, Subseries G-3, Refunding, LOC - Royal Bank of Canada	3.000%	11/1/31	2,500,000	2,500,000 (k)(l)
New York City, NY, GO, Subseries G-6, LOC - Mizuho Bank Ltd.	3.100%	4/1/42	2,600,000	2,600,000 (k)(l)
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue, Second General Resolution, Fiscal 2014, Subseries AA-5, Refunding, SPA - Mizuho Bank Ltd.	2.900%	6/15/48	2,000,000	2,000,000 (k)(l)
Total New York				7,100,000
North Carolina — 0.1%
Charlotte-Mecklenburg Hospital Authority, NC, Atrium Health Care System Revenue, Series E, Refunding, LOC - Royal Bank of Canada	3.000%	1/15/42	1,100,000	1,100,000 (k)(l)
Texas — 0.0%††
Tarrant County, TX, Cultural Education Facilities Finance Corp., Hospital Revenue, Baylor Scott & White Health Project, Series A, Refunding, SPA - JPMorgan Chase & Co.	2.950%	11/15/50	100,000	100,000 (k)(l)

Total Short-Term Investments (Cost — $27,600,000)				27,600,000
Total Investments — 103.1% (Cost — $2,415,400,062)				2,356,268,520
TOB Floating Rate Notes — (2.9)%				(66,595,000)
Other Liabilities in Excess of Other Assets — (0.2)%				(3,880,186)
Total Net Assets — 100.0%				$2,285,793,334

See Notes to Financial Statements.

Western Asset Managed Municipals Fund 2026 Semi-Annual Report

 Western Asset Managed Municipals Fund
††	Represents less than 0.1%.
*	Non-income producing security.
(a)	Maturity date shown represents the mandatory tender date.
(b)
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(c)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).
(d)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(e)	Securities traded on a when-issued or delayed delivery basis.
(f)	Pre-Refunded bonds are generally escrowed with U.S. government obligations and/or U.S. government agency securities.
(g)	The coupon payment on this security is currently in default as of August 31, 2026.
(h)	Security is fair valued in accordance with procedures approved by the Board of Trustees (Note 1).
(i)	Security is valued using significant unobservable inputs (Note 1).
(j)	Represents securities deposited into a special purpose entity, referred to as a Tender Option Bond (“TOB”) trust (Note 1).
(k)
Variable rate demand obligations (“VRDOs”) have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice. The interest rate generally resets on a daily or weekly basis and is determined on the specific interest rate reset date by the remarketing agent, pursuant to a formula specified in official documents for the VRDO, or set at the highest rate allowable as specified in official documents for the VRDO. VRDOs are benchmarked to the Securities Industry and Financial Markets Association
(“SIFMA”) Municipal Swap Index. The SIFMA Municipal Swap Index is compiled from weekly interest rate resets of tax-exempt VRDOs reported to the Municipal Securities Rulemaking Board’s Short-term Obligation Rate
Transparency System.

(l)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.

See Notes to Financial Statements.
Western Asset Managed Municipals Fund 2026 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
August 31, 2026
 Western Asset Managed Municipals Fund
Abbreviation(s) used in this schedule:
AG	—	Assured Guaranty — Insured Bonds
BAM	—	Build America Mutual — Insured Bonds
CAB	—	Capital Appreciation Bonds
COP	—	Certificates of Participation
CSCE	—	Charter School Credit Enhancement
CWA	—	Clean Water Act
DFA	—	Development Finance Agency
EDA	—	Economic Development Authority
EDC	—	Economic Development Corporation
EDR	—	Economic Development Revenue
EFA	—	Educational Facilities Authority
FNMA	—	Federal National Mortgage Association
GO	—	General Obligation
GTD	—	Guaranteed
HDA	—	Housing Development Authority
HDC	—	Housing Development Corporation
HEFA	—	Health & Educational Facilities Authority
HFC	—	Housing Finance Commission
HUD	—	Housing & Urban Development
IDA	—	Industrial Development Authority
IDR	—	Industrial Development Revenue
ISD	—	Independent School District
LIQ	—	Liquidity Facility
LOC	—	Letter of Credit
MFA	—	Municipal Finance Authority
MTA	—	Metropolitan Transportation Authority
NATL	—	National Public Finance Guarantee Corporation — Insured Bonds
PCFA	—	Pollution Control Financing Authority
PCR	—	Pollution Control Revenue
PEA	—	Public Energy Authority
PFA	—	Public Facilities Authority
PSF	—	Permanent School Fund
SD	—	School District
SOFR	—	Secured Overnight Financing Rate
SPA	—	Standby Bond Purchase Agreement — Insured Bonds
TCRS	—	Transferable Custodial Receipts
TFA	—	Transitional Finance Authority
USD	—	Unified School District
See Notes to Financial Statements.

Western Asset Managed Municipals Fund 2026 Semi-Annual Report

Statement of Assets and Liabilities (unaudited)
August 31, 2026

Assets:
Investments, at value (Cost — $2,415,400,062)	$2,356,268,520
Cash	22,425
Interest receivable	27,659,636
Receivable for securities sold	5,442,274
Receivable for Fund shares sold	1,246,454
Prepaid expenses	59,056
Total Assets	2,390,698,365
Liabilities:
TOB Floating Rate Notes (Note 1)	66,595,000
Payable for securities purchased	31,788,093
Payable for Fund shares repurchased	3,723,670
Interest and commitment fees payable	787,095
Investment management fee payable	739,929
Distributions payable	611,113
Service and/or distribution fees payable	199,428
Trustees’ fees payable	1,716
Accrued expenses	458,987
Total Liabilities	104,905,031
Total Net Assets	$2,285,793,334
Net Assets:
Par value (Note 7)	$1,559
Paid-in capital in excess of par value	2,500,366,939
Total distributable earnings (loss)	(214,575,164)
Total Net Assets	$2,285,793,334
See Notes to Financial Statements.
Western Asset Managed Municipals Fund 2026 Semi-Annual Report

Statement of Assets and Liabilities (unaudited) (cont’d)
August 31, 2026
Net Assets:
Class 1	$10,843,095
Class A	$1,476,153,093
Class C	$14,265,743
Class I	$577,134,089
Class IS	$207,397,314
Shares Outstanding:
Class 1	741,146
Class A	100,748,069
Class C	972,699
Class I	39,328,216
Class IS	14,134,771
Net Asset Value:
Class 1 (and redemption price)	$14.63
Class A (and redemption price)	$14.65
Class C*	$14.67
Class I (and redemption price)	$14.67
Class IS (and redemption price)	$14.67
Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 3.75%)	$15.22

*	Redemption price per share is NAV of Class C shares reduced by a 1.00% CDSC if shares are redeemed within one year from purchase payment (Note 2).
See Notes to Financial Statements.

Western Asset Managed Municipals Fund 2026 Semi-Annual Report

Statement of Operations (unaudited)
For the Six Months Ended August 31, 2026

Investment Income:
Interest	$51,525,398
Expenses:
Investment management fee (Note 2)	4,801,018
Service and/or distribution fees (Notes 2 and 5)	1,224,505
Interest expense (Note 1)	1,003,744
Transfer agent fees (Notes 2 and 5)	898,705
Legal fees	61,117
Registration fees	56,304
Fund accounting fees	48,716
Audit and tax fees	41,521
Trustees’ fees	37,476
Shareholder reports	36,869
Commitment fees (Note 8)	10,396
Insurance	9,141
Custody fees	7,547
Miscellaneous expenses	15,887
Total Expenses	8,252,946
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(279,292)
Net Expenses	7,973,654
Net Investment Income	43,551,744
Realized and Unrealized Loss on Investments (Notes 1 and 3):
Net Realized Loss From Investment Transactions	(1,382,966)
Change in Net Unrealized Appreciation (Depreciation) From Investments	(74,508,918)
Net Loss on Investments	(75,891,884)
Decrease in Net Assets From Operations	$(32,340,140)
See Notes to Financial Statements.
Western Asset Managed Municipals Fund 2026 Semi-Annual Report

Statements of Changes in Net Assets

For the Six Months Ended August 31, 2026 (unaudited) and the Year Ended February 28, 2026	August 31	February 28
Operations:
Net investment income	$43,551,744	$93,650,918
Net realized loss	(1,382,966)	(17,604,359)
Change in net unrealized appreciation (depreciation)	(74,508,918)	15,963,116
Increase (Decrease) in Net Assets From Operations	(32,340,140)	92,009,675
Distributions to Shareholders From (Notes 1 and 6):
Total distributable earnings	(42,748,117)	(92,207,764)
Decrease in Net Assets From Distributions to Shareholders	(42,748,117)	(92,207,764)
Fund Share Transactions (Note 7):
Net proceeds from sale of shares	103,790,359	309,416,923
Reinvestment of distributions	38,818,742	84,072,106
Cost of shares repurchased	(263,673,496)	(832,222,849)
Decrease in Net Assets From Fund Share Transactions	(121,064,395)	(438,733,820)
Decrease in Net Assets	(196,152,652)	(438,931,909)
Net Assets:
Beginning of period	2,481,945,986	2,920,877,895
End of period	$2,285,793,334	$2,481,945,986
See Notes to Financial Statements.

Western Asset Managed Municipals Fund 2026 Semi-Annual Report

Financial Highlights

For a share of each class of beneficial interest outstanding throughout each year ended February 28, unless otherwise noted:
Class 1 Shares[1]	2026[2]	2026	2025	2024[3]	2023	2022
Net asset value, beginning of period	$15.10	$15.00	$15.00	$14.65	$16.08	$16.42
Income (loss) from operations:
Net investment income	0.28	0.54	0.52	0.52	0.46	0.42
Net realized and unrealized gain (loss)	(0.48)	0.07	(0.01)	0.34	(1.43)	(0.34)
Total income (loss) from operations	(0.20)	0.61	0.51	0.86	(0.97)	0.08
Less distributions from:
Net investment income	(0.27)	(0.51)	(0.51)	(0.51)	(0.46)	(0.42)
Total distributions	(0.27)	(0.51)	(0.51)	(0.51)	(0.46)	(0.42)
Net asset value, end of period	$14.63	$15.10	$15.00	$15.00	$14.65	$16.08
Total return[4]	(1.31)%	4.20%	3.45%	6.03%	(6.04)%	0.44%
Net assets, end of period (000s)	$10,843	$11,672	$12,873	$13,244	$13,750	$16,397
Ratios to average net assets:
Gross expenses[5]	0.60%[6]	0.60%	0.62%	0.56%	0.54%	0.50%
Net expenses[5,7]	0.59 [6,8]	0.59 [8]	0.62 [8]	0.56 [8]	0.53 [8]	0.50
Net investment income	3.70 [6]	3.67	3.44	3.52	3.08	2.55
Portfolio turnover rate	8%	6%	16%	19%	33%[9]	11%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended August 31, 2026 (unaudited).
[3]	For the year ended February 29.
[4]
Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements.
In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]
Includes expenses related to borrowings of 0.08%, 0.08%, 0.10%, 0.07%, 0.02% and 0.01% for the six months ended August 31, 2026 and years ended February 28, 2026, February 28, 2025, February 29, 2024, February 28,
2023 and February 28, 2022, respectively.

[6]	Annualized.
[7]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses for Class 1 shares did not exceed the ratio of total annual fund operating expenses for Class A shares. This expense limitation arrangement cannot be terminated prior to December 31, 2027 without the Board of Trustees’ consent.

[8]	Reflects fee waivers and/or expense reimbursements.
[9]	Excludes securities delivered as a result of a redemption in-kind.
See Notes to Financial Statements.
Western Asset Managed Municipals Fund 2026 Semi-Annual Report

Financial Highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended February 28, unless otherwise noted:
Class A Shares[1]	2026[2]	2026	2025	2024[3]	2023	2022
Net asset value, beginning of period	$15.12	$15.05	$15.05	$14.70	$16.14	$16.48
Income (loss) from operations:
Net investment income	0.27	0.52	0.50	0.50	0.43	0.40
Net realized and unrealized gain (loss)	(0.48)	0.06	(0.01)	0.34	(1.43)	(0.34)
Total income (loss) from operations	(0.21)	0.58	0.49	0.84	(1.00)	0.06
Less distributions from:
Net investment income	(0.26)	(0.51)	(0.49)	(0.49)	(0.44)	(0.40)
Total distributions	(0.26)	(0.51)	(0.49)	(0.49)	(0.44)	(0.40)
Net asset value, end of period	$14.65	$15.12	$15.05	$15.05	$14.70	$16.14
Total return[4]	(1.37)%	4.03%	3.34%	5.87%	(6.21)%	0.32%
Net assets, end of period (millions)	$1,476	$1,621	$1,897	$2,024	$2,042	$3,447
Ratios to average net assets:
Gross expenses[5]	0.74%[6]	0.73%	0.74%	0.70%	0.68%	0.63%
Net expenses[5,7,8]	0.73 [6]	0.72	0.73	0.70	0.67	0.63
Net investment income	3.56 [6]	3.53	3.33	3.38	2.88	2.41
Portfolio turnover rate	8%	6%	16%	19%	33%[9]	11%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended August 31, 2026 (unaudited).
[3]	For the year ended February 29.
[4]
Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]
Includes expenses related to borrowings of 0.08%, 0.08%, 0.10%, 0.07%, 0.02% and 0.01% for the six months ended August 31, 2026 and years ended February 28, 2026, February 28, 2025, February 29, 2024, February 28,
2023 and February 28, 2022, respectively.

[6]	Annualized.
[7]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of
Class A shares did not exceed 0.77%. This expense limitation arrangement cannot be terminated prior to
December 31, 2027 without the Board of Trustees’ consent.

[8]	Reflects fee waivers and/or expense reimbursements.
[9]	Excludes securities delivered as a result of a redemption in-kind.
See Notes to Financial Statements.

Western Asset Managed Municipals Fund 2026 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended February 28, unless otherwise noted:
Class C Shares[1]	2026[2]	2026	2025	2024[3]	2023	2022
Net asset value, beginning of period	$15.14	$15.06	$15.06	$14.71	$16.15	$16.49
Income (loss) from operations:
Net investment income	0.23	0.44	0.42	0.42	0.36	0.31
Net realized and unrealized gain (loss)	(0.48)	0.07	(0.01)	0.34	(1.44)	(0.34)
Total income (loss) from operations	(0.25)	0.51	0.41	0.76	(1.08)	(0.03)
Less distributions from:
Net investment income	(0.22)	(0.43)	(0.41)	(0.41)	(0.36)	(0.31)
Total distributions	(0.22)	(0.43)	(0.41)	(0.41)	(0.36)	(0.31)
Net asset value, end of period	$14.67	$15.14	$15.06	$15.06	$14.71	$16.15
Total return[4]	(1.65)%	3.52%	2.76%	5.28%	(6.71)%	(0.24)%
Net assets, end of period (000s)	$14,266	$17,126	$27,060	$40,655	$58,420	$98,239
Ratios to average net assets:
Gross expenses[5]	1.30%[6]	1.28%	1.30%	1.26%	1.22%	1.19%
Net expenses[5,7,8]	1.30 [6]	1.28	1.30	1.26	1.21	1.19
Net investment income	2.99 [6]	2.97	2.76	2.81	2.36	1.86
Portfolio turnover rate	8%	6%	16%	19%	33%[9]	11%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended August 31, 2026 (unaudited).
[3]	For the year ended February 29.
[4]
Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]
Includes expenses related to borrowings of 0.08%, 0.08%, 0.10%, 0.07%, 0.02% and 0.01% for the six months ended August 31, 2026 and years ended February 28, 2026, February 28, 2025, February 29, 2024, February 28,
2023 and February 28, 2022, respectively.

[6]	Annualized.
[7]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of
Class C shares did not exceed 1.32%. This expense limitation arrangement cannot be terminated prior to
December 31, 2027 without the Board of Trustees’ consent.

[8]	Reflects fee waivers and/or expense reimbursements.
[9]	Excludes securities delivered as a result of a redemption in-kind.
See Notes to Financial Statements.
Western Asset Managed Municipals Fund 2026 Semi-Annual Report

Financial Highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended February 28, unless otherwise noted:
Class I Shares[1]	2026[2]	2026	2025	2024[3]	2023	2022
Net asset value, beginning of period	$15.14	$15.07	$15.07	$14.72	$16.16	$16.50
Income (loss) from operations:
Net investment income	0.28	0.55	0.53	0.53	0.47	0.43
Net realized and unrealized gain (loss)	(0.47)	0.06	(0.01)	0.34	(1.44)	(0.34)
Total income (loss) from operations	(0.19)	0.61	0.52	0.87	(0.97)	0.09
Less distributions from:
Net investment income	(0.28)	(0.54)	(0.52)	(0.52)	(0.47)	(0.43)
Total distributions	(0.28)	(0.54)	(0.52)	(0.52)	(0.47)	(0.43)
Net asset value, end of period	$14.67	$15.14	$15.07	$15.07	$14.72	$16.16
Total return[4]	(1.34)%	4.30%	3.54%	6.06%	(6.01)%	0.49%
Net assets, end of period (millions)	$577	$610	$693	$745	$717	$1,114
Ratios to average net assets:
Gross expenses[5]	0.61%[6]	0.60%	0.61%	0.57%	0.52%	0.50%
Net expenses[5,7,8]	0.53 [6]	0.53	0.54	0.51	0.47	0.46
Net investment income	3.76 [6]	3.73	3.52	3.56	3.11	2.59
Portfolio turnover rate	8%	6%	16%	19%	33%[9]	11%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended August 31, 2026 (unaudited).
[3]	For the year ended February 29.
[4]
Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements.
In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]
Includes expenses related to borrowings of 0.08%, 0.08%, 0.10%, 0.07%, 0.02% and 0.01% for the six months ended August 31, 2026 and years ended February 28, 2026, February 28, 2025, February 29, 2024, February 28,
2023 and February 28, 2022, respectively.

[6]	Annualized.
[7]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of
Class I shares did not exceed 0.45%. Total annual fund operating expenses, after waiving and/or reimbursing expenses, exceeded the expense limitation as a result of interest expense. This expense limitation arrangement cannot be terminated prior to December 31, 2027 without the Board of Trustees’ consent.

[8]	Reflects fee waivers and/or expense reimbursements.
[9]	Excludes securities delivered as a result of a redemption in-kind.
See Notes to Financial Statements.

Western Asset Managed Municipals Fund 2026 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended February 28, unless otherwise noted:
Class IS Shares[1]	2026[2]	2026	2025	2024[3]	2023	2022
Net asset value, beginning of period	$15.14	$15.07	$15.07	$14.72	$16.16	$16.50
Income (loss) from operations:
Net investment income	0.28	0.55	0.53	0.53	0.48	0.43
Net realized and unrealized gain (loss)	(0.47)	0.07	(0.00)[4]	0.35	(1.45)	(0.33)
Total income (loss) from operations	(0.19)	0.62	0.53	0.88	(0.97)	0.10
Less distributions from:
Net investment income	(0.28)	(0.55)	(0.53)	(0.53)	(0.47)	(0.44)
Total distributions	(0.28)	(0.55)	(0.53)	(0.53)	(0.47)	(0.44)
Net asset value, end of period	$14.67	$15.14	$15.07	$15.07	$14.72	$16.16
Total return[5]	(1.26)%	4.26%	3.57%	6.09%	(5.98)%	0.53%
Net assets, end of period (millions)	$207	$223	$292	$341	$245	$118
Ratios to average net assets:
Gross expenses[6]	0.51%[7]	0.51%	0.52%	0.49%	0.45%	0.42%[8]
Net expenses[6,9]	0.50 [7,10]	0.50 [10]	0.51 [10]	0.48 [10]	0.44 [10]	0.42 [8]
Net investment income	3.79 [7]	3.75	3.54	3.60	3.25	2.61
Portfolio turnover rate	8%	6%	16%	19%	33%[11]	11%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended August 31, 2026 (unaudited).
[3]	For the year ended February 29.
[4]	Amount represents less than $0.005 or greater than $(0.005) per share.
[5]
Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements.
In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]
Includes expenses related to borrowings of 0.08%, 0.08%, 0.10%, 0.07%, 0.02% and 0.01% for the six months ended August 31, 2026 and years ended February 28, 2026, February 28, 2025, February 29, 2024, February 28,
2023 and February 28, 2022, respectively.

[7]	Annualized.
[8]	Reflects recapture of fees waived and/or expenses reimbursed from prior fiscal years.
[9]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of
Class IS shares did not exceed 0.42%. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. Total annual fund operating expenses, after waiving and/or reimbursing expenses, exceeded the expense limitation as a result of interest expense. These expense limitation arrangements cannot be terminated prior to December 31, 2027 without the Board of Trustees’ consent.

[10]	Reflects fee waivers and/or expense reimbursements.
[11]	Excludes securities delivered as a result of a redemption in-kind.
See Notes to Financial Statements.
Western Asset Managed Municipals Fund 2026 Semi-Annual Report

Notes to Financial Statements (unaudited)
1. Organization and significant accounting policies
Western Asset Managed Municipals Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946. Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.
(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees (the “Board”).
Pursuant to policies adopted by the Board, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts

Western Asset Managed Municipals Fund 2026 Semi-Annual Report

due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board quarterly.
The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.
GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Western Asset Managed Municipals Fund 2026 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Municipal Bonds	—	$2,209,256,799	$6	$2,209,256,805
Municipal Bonds Deposited in Tender Option Bond Trusts	—	119,411,715	—	119,411,715
Total Long-Term Investments	—	2,328,668,514	6	2,328,668,520
Short-Term Investments†	—	27,600,000	—	27,600,000
Total Investments	—	$2,356,268,514	$6	$2,356,268,520

†	See Schedule of Investments for additional detailed categorizations.
(b) Tender option bonds. The Fund may enter into tender option bond (“TOB”) transactions and may invest in inverse floating rate instruments (“Inverse Floaters”) issued in TOB transactions. The Fund may participate either in structuring an Inverse Floater or purchasing an Inverse Floater in the secondary market. When structuring an Inverse Floater, the Fund deposits securities (typically municipal bonds or other municipal securities) (the “Underlying Bonds”) into a special purpose entity, referred to as a TOB trust. The TOB trust generally issues floating rate notes (“Floaters”) to third parties and residual interest, Inverse Floaters, to the Fund. The Floaters issued by the TOB trust have interest rates which reset weekly and provide the holders of the Floaters the option to tender their notes back to the TOB trust for redemption at par at each reset date. The net proceeds of the sale of the Floaters, after expenses, are received by the Fund and may be invested in additional securities. The Inverse Floaters are inverse floating rate debt instruments, as the return on those bonds is inversely related to changes in a specified interest rate. Distributions on any Inverse Floaters paid to the Fund will be reduced or, in the extreme, eliminated as short-term interest rates rise and will increase when such interest rates fall. Floaters issued by a TOB trust may be senior to the Inverse Floaters held by the Fund. The value and market for Inverse Floaters can be volatile, and Inverse Floaters can have limited liquidity.
An investment in an Inverse Floater structured by the Fund is accounted for as a secured borrowing. The Underlying Bonds deposited into the TOB trust are included in the Fund’s Schedule of Investments and a liability for Floaters (TOB floating rate notes) issued by the TOB trust is recognized in the Fund’s Statement of Assets and Liabilities. The carrying amount of the TOB trust’s floating rate note obligations as reported on the Statement of Assets and Liabilities approximates its fair value. Interest income, including amortization, on the Underlying Bonds is recognized in the Fund’s Statements of Operations. Interest paid to holders of the Floaters, as well as other expenses related to administration, liquidity, remarketing and trustee services of the TOB trust, are recognized in Interest expense in the

Western Asset Managed Municipals Fund 2026 Semi-Annual Report

Fund’s Statement of Operations. For the six months ended August 31, 2026, the average daily amount of floating rate notes outstanding was $66,595,000 and weighted average interest rate was 2.95%.
(c) Securities traded on a when-issued and delayed delivery basis. The Fund may trade securities on a when-issued or delayed delivery basis. In when-issued and delayed delivery transactions, the securities are purchased or sold by the Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transaction.
Purchasing such securities involves risk of loss if the value of the securities declines prior to settlement. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.
(d) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income (including interest income from payment-in-kind securities) is recorded on the accrual basis. Amortization of premiums and accretion of discounts on debt securities are recorded to interest income over the lives of the respective securities, except for premiums on certain callable debt securities, which are amortized to the earliest call date. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.
(e) Distributions to shareholders. Distributions from net investment income of the Fund are declared each business day to shareholders of record and are paid monthly. The Fund intends to satisfy conditions that will enable interest from municipal securities, which is exempt from federal and certain state income taxes, to retain such tax-exempt status when distributed to the shareholders of the Fund. Distributions of net realized gains, if any, are taxable and are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.
(f) Share class accounting. Investment income, common expenses and realized/unrealized gains (losses) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.
(g) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.
Western Asset Managed Municipals Fund 2026 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of February 28, 2026, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for the prior three fiscal years are subject to examination by the Internal Revenue Service and state departments of revenue.
(h) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.
2. Investment management agreement and other transactions with affiliates
Franklin Templeton Fund Adviser, LLC (“FTFA”) is the Fund’s investment manager and Western Asset Management Company, LLC (“Western Asset”) is the Fund’s subadviser. FTFA and Western Asset are indirect, wholly-owned subsidiaries of Franklin Templeton, Inc. (“Franklin Templeton”) (prior to August 17, 2026, known as Franklin Resources, Inc.).
Under the investment management agreement, the Fund pays an investment management fee, calculated daily and paid monthly, at an annual rate of 0.40% of the Fund’s average daily net assets.
FTFA provides administrative and certain oversight services to the Fund. FTFA delegates to the subadviser the day-to-day portfolio management of the Fund. For its services, FTFA pays Western Asset a fee monthly, at an annual rate equal to 70% of the net management fee it receives from the Fund.
As a result of expense limitation arrangements between the Fund and FTFA, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A, Class C, Class I and Class IS shares did not exceed 0.77%, 1.32%, 0.45% and 0.42%, respectively. In addition, the ratio of total annual fund operating expenses for Class 1 shares did not exceed the ratio of total annual fund operating expenses for Class A shares and the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. Total annual fund operating expenses, after waiving and/or reimbursing expenses, exceeded the expense limitation for Class I and Class IS shares as a result of interest expense. These expense limitation arrangements cannot be terminated prior to December 31, 2027 without the Board’s consent.
During the six months ended August 31, 2026, fees waived and/or expenses reimbursed amounted to $279,292.
FTFA is permitted to recapture amounts waived and/or reimbursed to a class within two years after the fiscal year in which FTFA earned the fee or incurred the expense if the class’ total annual fund operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will FTFA recapture any amount that would result, on any particular business day of

Western Asset Managed Municipals Fund 2026 Semi-Annual Report

the Fund, in the class’ total annual fund operating expenses exceeding the expense cap or any other lower limit then in effect.
Pursuant to these arrangements, at August 31, 2026, the Fund had remaining fee waivers and/or expense reimbursements subject to recapture by FTFA and respective dates of expiration as follows:

	Class 1	Class A	Class C	Class I	Class IS
Expires February 28, 2027	$259	$39,018	$668	$485,121	$7,374
Expires February 29, 2028	567	80,515	1,011	415,549	11,797
Expires February 28, 2029	401	55,663	563	214,591	8,074
Total fee waivers/expense reimbursements subject to recapture	$1,227	$175,196	$2,242	$1,115,261	$27,245
For the six months ended August 31, 2026, FTFA did not recapture any fees.
Franklin Distributors, LLC (“Franklin Distributors”) serves as the Fund’s sole and exclusive distributor. Franklin Distributors is an indirect, wholly-owned broker-dealer subsidiary of Franklin Templeton. Franklin Templeton Investor Services, LLC (“Investor Services”) serves as the Fund’s shareholder servicing agent and acts as the Fund’s transfer agent and dividend-paying agent. Investor Services is an indirect, wholly-owned subsidiary of Franklin Templeton. Each class of shares of the Fund pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations. Investor Services charges account-based fees based on the number of individual shareholder accounts, as well as a fixed percentage fee based on the total account-based fees charged. In addition, each class reimburses Investor Services for out of pocket expenses incurred. For the six months ended August 31, 2026, the Fund incurred transfer agent fees as reported on the Statement of Operations, of which $5,672 was earned by Investor Services.
There is a maximum initial sales charge of 3.75% for Class A shares. There is a contingent deferred sales charge (“CDSC”) of 1.00% on Class C shares, which applies if redemption occurs within 12 months from purchase payment. In certain cases, Class A shares have a 1.00% CDSC, which applies if redemption occurs within 18 months from purchase payment. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of other shares of funds sold by Franklin Distributors, equal or exceed $250,000 in the aggregate. These purchases do not incur an initial sales charge.
For the six months ended August 31, 2026, sales charges retained by and CDSCs paid to Franklin Distributors and its affiliates, if any, were as follows:

	Class A	Class C
Sales charges	$26,984	—
CDSCs	38,995	$1,591
All officers and one Trustee of the Trust are employees of Franklin Templeton or its affiliates and do not receive compensation from the Trust.
Western Asset Managed Municipals Fund 2026 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
The Fund is permitted to purchase or sell short-term variable rate demand obligations from or to certain other affiliated funds or portfolios under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to provide assurance that any purchase or sale of securities by the Fund from or to another fund or portfolio that is, or could be considered, an affiliate by virtue of having a common investment manager or subadviser (or affiliated investment manager or subadviser), common Trustees and/or common officers complies with Rule 17a-7 under the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. For the six months ended August 31, 2026, such purchase and sale transactions (excluding accrued interest) were $105,360,000 and $53,300,000, respectively. There was no realized gain or loss recognized as a result of these transactions.
3. Investments
During the six months ended August 31, 2026, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

Purchases	$185,359,219
Sales	293,687,181
At August 31, 2026, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Cost*	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation
Investments	$2,341,973,212	$27,626,460	$(79,926,152)	$(52,299,692)

*	Cost of investments for federal income tax purposes includes the value of Inverse Floaters issued in TOB transactions (Note 1).
4. Derivative instruments and hedging activities
During the six months ended August 31, 2026, the Fund did not invest in derivative instruments.
5. Class specific expenses, waivers and/or expense reimbursements
The Fund has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan the Fund pays service and/or distribution fees with respect to its Class A and Class C shares calculated at the annual rate of 0.15% and 0.70% of the average daily net assets of each class, respectively. Service and/or distribution fees are accrued daily and paid monthly.

Western Asset Managed Municipals Fund 2026 Semi-Annual Report

For the six months ended August 31, 2026, class specific expenses were as follows:

	Service and/or Distribution Fees	Transfer Agent Fees
Class 1	—	$5,000
Class A	$1,169,285	603,141
Class C	55,220	7,360
Class I	—	282,850
Class IS	—	354
Total	$1,224,505	$898,705
For the six months ended August 31, 2026, waivers and/or expense reimbursements by class were as follows:

Waivers/Expense Reimbursements
Class 1	$401
Class A	55,663
Class C	563
Class I	214,591
Class IS	8,074
Total	$279,292
6. Distributions to shareholders by class

	Six Months Ended August 31, 2026	Year Ended February 28, 2026
Net Investment Income:
Class 1	$204,182	$412,303
Class A	27,242,644	59,383,902
Class C	231,069	625,695
Class I	11,046,004	22,936,633
Class IS	4,024,218	8,849,231
Total	$42,748,117	$92,207,764
7. Shares of beneficial interest
At August 31, 2026, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Fund has the ability to issue multiple classes of shares. Each class of shares represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.
Western Asset Managed Municipals Fund 2026 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
Transactions in shares of each class were as follows:

	Six Months Ended August 31, 2026		Year Ended February 28, 2026
	Shares	Amount	Shares	Amount
Class 1
Shares sold	—	—	—	—
Shares issued on reinvestment	13,769	$204,087	28,081	$412,127
Shares repurchased	(45,638)	(680,166)	(113,329)	(1,665,349)
Net decrease	(31,869)	$(476,079)	(85,248)	$(1,253,222)
Class A
Shares sold	3,051,350	$45,440,944	7,743,126	$114,057,875
Shares issued on reinvestment	1,738,059	25,800,445	3,823,363	56,202,948
Shares repurchased	(11,229,704)	(167,073,112)	(30,422,647)	(446,618,316)
Net decrease	(6,440,295)	$(95,831,723)	(18,856,158)	$(276,357,493)
Class C
Shares sold	47,897	$710,886	110,697	$1,628,097
Shares issued on reinvestment	14,401	214,005	38,860	571,184
Shares repurchased	(221,149)	(3,295,387)	(814,627)	(11,969,231)
Net decrease	(158,851)	$(2,370,496)	(665,070)	$(9,769,950)
Class I
Shares sold	2,863,510	$42,670,682	10,199,744	$149,326,646
Shares issued on reinvestment	592,047	8,802,166	1,260,544	18,559,499
Shares repurchased	(4,380,203)	(65,235,823)	(17,165,970)	(251,669,149)
Net decrease	(924,646)	$(13,762,975)	(5,705,682)	$(83,783,004)
Class IS
Shares sold	1,003,267	$14,967,847	3,013,448	$44,404,305
Shares issued on reinvestment	255,521	3,798,039	565,806	8,326,348
Shares repurchased	(1,839,509)	(27,389,008)	(8,226,282)	(120,300,804)
Net decrease	(580,721)	$(8,623,122)	(4,647,028)	$(67,570,151)
8. Redemption facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, the “Borrowers”) managed by Franklin Templeton or its affiliates, is a borrower in a joint syndicated senior unsecured credit facility totaling $2.995 billion (the “Global Credit Facility”). The Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Unless renewed, the Global Credit Facility will terminate on January 29, 2027.
Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all the

Western Asset Managed Municipals Fund 2026 Semi-Annual Report

Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in the Statement of Operations. The Fund did not utilize the Global Credit Facility during the six months ended August 31, 2026.
9. Deferred capital losses
As of February 28, 2026, the Fund had deferred capital losses of $166,120,063, which have no expiration date, that will be available to offset future taxable capital gains.
10. Operating segments
The Fund operates as a single operating segment, which is an investment portfolio. A management group assigned to the Fund within the Fund’s investment manager serves as the Chief Operating Decision Maker (“CODM”) and is responsible for evaluating the Fund’s operating results and allocating resources in accordance with the Fund’s investment strategy. Internal reporting provided to the CODM aligns with the accounting policies and measurement principles used in the financial statements.
For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statement of Assets and Liabilities and the Statement of Operations, along with the related Notes to Financial Statements. The Fund’s Schedule of Investments provides details of the Fund’s investments that generate returns such as interest, dividends, and realized and unrealized gains or losses. Performance metrics, including portfolio turnover and expense ratios, are disclosed in the Financial Highlights.
Western Asset Managed Municipals Fund 2026 Semi-Annual Report

Changes in and Disagreements with Accountants	For the period covered by this report
Not applicable.
Results of Meeting(s) of Shareholders	For the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and Others	For the period covered by this report
Refer to the financial statements included herein.

Western Asset Managed Municipals Fund

Board Approval of Management and
Subadvisory Agreements (unaudited)
The Executive and Contracts Committee of the Board of Trustees (the “Executive and Contracts Committee”) considered the Management Agreement between the Trust and Franklin Templeton Fund Adviser, LLC (“FTFA”) with respect to the Fund and the subadvisory agreement between FTFA and Western Asset Management Company, LLC (“Western Asset” or the “Subadviser”, and together with FTFA, the “Advisers”) with respect to the Fund (collectively, the “Agreements”) at a meeting held on April 22, 2026. At an in-person meeting held on May 19, 2026, the Executive and Contracts Committee reported to the full Board of Trustees their considerations and recommendation with respect to the Agreements, and the Board of Trustees, including a majority of the Independent Trustees, considered and approved renewal of the Agreements.
In arriving at their decision to approve the renewal of the Agreements, the Trustees met with representatives of the Advisers, including relevant investment advisory personnel; considered a variety of information prepared by the Advisers, materials provided by Broadridge and advice and materials provided by counsel to the Independent Trustees; reviewed performance and expense information for peer groups of comparable funds selected by Broadridge (the “Performance Universe”) and certain other comparable products available from Western Asset or affiliates of Western Asset, including separate accounts managed by Western Asset; and requested and reviewed additional information as necessary. These reviews were in addition to information obtained by the Trustees at their regular quarterly meetings (and various committee meetings) with respect to the Fund’s performance and other relevant matters and related discussions with the Advisers’ personnel. The information received and considered by the Board both in conjunction with the May meeting and at prior meetings was both written and oral. With respect to the Broadridge materials, the Board was provided with a description of the methodology used to determine the similarity of the Fund with the funds included in the Performance Universe. It was noted that while the Board found the Broadridge data generally useful they recognized its limitations, including that the data may vary depending on the end date selected and that the results of the performance comparisons may vary depending on the selection of the peer group and its composition over time.
As part of their review, the Trustees examined FTFA’s ability to provide high quality oversight and administrative and shareholder support services to the Fund and the Subadviser’s ability to provide high quality investment management services to the Fund. The Trustees considered the experience of FTFA’s personnel in providing the types of services that FTFA is responsible for providing to the Fund; the ability of FTFA to attract and retain capable personnel; and the capability and integrity of FTFA’s senior management and staff. The Trustees also considered the investment philosophy and research and decision-making processes of the Subadviser; the experience of their key advisory personnel responsible for management of the Fund; the ability of the Subadviser to attract and retain capable research and advisory personnel; the risks to the Advisers associated with
Western Asset Managed Municipals Fund

Board Approval of Management and
Subadvisory Agreements (unaudited) (cont’d)
sponsoring the Fund (such as entrepreneurial, operational, reputational, litigation and regulatory risk), as well as FTFA’s and the Subadviser’s risk management processes; the capability and integrity of the Advisers’ senior management and staff; and the level of skill required to manage the Fund. In addition, the Trustees reviewed the quality of the Advisers’ services with respect to regulatory compliance and compliance with the investment policies of the Fund, and conditions that might affect the Advisers’ ability to provide high quality services to the Fund in the future, including their business reputations, financial conditions and operational stabilities. Based on the foregoing, the Trustees concluded that the Subadviser’s investment process, research capabilities and philosophy were well suited to the Fund given its investment objectives and policies, and that the Advisers would be able to meet any reasonably foreseeable obligations under the Agreements.
The Board reviewed the qualifications, backgrounds and responsibilities of FTFA’s and Western Asset’s senior personnel and the team of investment professionals primarily responsible for the day-to-day portfolio management of the Fund. The Board also considered, based on its knowledge of FTFA and its affiliates, the financial resources of Franklin Templeton, Inc. (prior to August 17, 2026, known as Franklin Resources, Inc.), the parent organization of the Advisers. The Board recognized the importance of having a fund manager with significant resources.
In reviewing the quality of the services provided to the Fund, the Trustees also reviewed comparisons of the performance of the Fund to the performance of certain comparable funds and to its investment benchmark over the 1-, 3-, 5- and 10-year periods ended December 31, 2025. The information comparing the Fund’s performance to that of its Performance Universe, consisting of all funds (including the Fund) classified as retail and institutional general and insured municipal debt funds by Broadridge, showed, among other data, that the Fund’s performance for the 1-year period ended December 31, 2025 was below the median and that the Fund’s performance for the 3-, 5- and 10-year periods ended December 31, 2025 was above the median. The Board noted that the Fund’s performance trailed the performance of its benchmark index for the 1-year period ended December 31, 2025, exceeded the performance of its benchmark index for the 3- and 5-year periods ended December 31, 2025, and was approximately equal to the performance of its benchmark index for the 10-year period ended December 31, 2025. The Board considered the factors involved in the Fund’s performance relative to the performance of its investment benchmark and Performance Universe.
The Trustees also considered the management fee payable by the Fund to FTFA, total expenses payable by the Fund and the fee that FTFA pays to the Subadviser. They reviewed information concerning management fees paid to investment advisers of similarly managed funds as well as fees paid by Western Asset’s other clients, including separate accounts managed by Western Asset. The Trustees also noted that the Fund does not pay any

Western Asset Managed Municipals Fund

management fees directly to the Subadviser because FTFA pays the Subadviser for services provided to the Fund out of the management fee FTFA receives from the Fund. The information comparing the Fund’s Contractual and Actual Management Fees as well as its actual total expense ratio to its peer group, consisting of a group of institutional general and insured municipal debt funds (including the Fund) chosen by Broadridge to be comparable to the Fund, showed that the Fund’s Contractual Management Fee and Actual Management Fee were below the median. The Board noted that the Fund’s actual total expense ratio was below the median. The Board also considered that the current limitation on the Fund’s expenses is expected to continue through December 2027.
The Trustees further evaluated the benefits of the advisory relationship to the Advisers, including, among others, the profitability of the relationship to the Advisers; the direct and indirect benefits that the Advisers may receive from their relationships with the Fund, including the “fallout benefits,” such as reputational value derived from serving as investment adviser to the Fund; and the affiliation between the Advisers and certain other service providers for the Fund. In that connection, the Board considered that the ancillary benefits that the Advisers receive were reasonable. The Trustees noted that Western Asset does not have soft dollar arrangements.
Finally, the Trustees considered, in light of the profitability information provided by the Advisers, the extent to which economies of scale would be realized by the Advisers as the assets of the Fund grow. The Board noted that the Fund’s Contractual Management Fee and Actual Management Fee were below the median of the peer group. The Board also noted the size of the Fund.
In their deliberations with respect to these matters, the Independent Trustees were advised by their independent counsel, who is independent, within the meaning of the Securities and Exchange Commission rules regarding the independence of counsel, of the Advisers. The Independent Trustees weighed the foregoing matters in light of the advice given to them by their independent counsel as to the law applicable to the review of investment advisory contracts. In arriving at a decision, the Trustees, including the Independent Trustees, did not identify any single matter as all-important or controlling, and each Trustee may have attributed different weight to the various factors in evaluating the Agreements. The foregoing summary does not detail all the matters considered. The Trustees judged the terms and conditions of the Agreements, including the investment advisory fees, in light of all of the surrounding circumstances.
Based upon their review, the Trustees, including all of the Independent Trustees, determined, in the exercise of their business judgment, that they were satisfied with the quality of investment advisory services being provided by the Advisers; that the fees to be paid to the Advisers under the Agreements were fair and reasonable given the scope and
Western Asset Managed Municipals Fund

Board Approval of Management and
Subadvisory Agreements (unaudited) (cont’d)
quality of the services rendered by the Advisers; and that approval of the Agreements was in the best interest of the Fund and its shareholders.

Western Asset Managed Municipals Fund

Western Asset
Managed Municipals Fund
Trustees
Robert Abeles, Jr.
Jane F. Dasher
Anita L. DeFrantz
Susan B. Kerley
Michael Larson
Avedick B. Poladian
William E.B. Siart
Chair
Jaynie M. Studenmund
Peter J. Taylor
Jane Trust
Investment manager
Franklin Templeton Fund Adviser, LLC
Subadviser
Western Asset Management Company, LLC
Distributor
Franklin Distributors, LLC
Custodian
The Bank of New York Mellon
Transfer agent
Franklin Templeton Investor
Services, LLC
3344 Quality Drive
Rancho Cordova, CA 95670-7313
Independent registered
public accounting firm
PricewaterhouseCoopers LLP
Baltimore, MD
Western Asset Managed Municipals Fund
The Fund is a separate investment series of Legg Mason Partners Income Trust, a Maryland statutory trust.
Western Asset Managed Municipals Fund
Legg Mason Funds
One Madison Avenue, 17th Floor
New York, NY 10010
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov. To obtain information on Form N-PORT, shareholders can call the Fund at 877-6LM-FUND/656-3863.
Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 877-6LM-FUND/656-3863, (2) at www.franklintempleton.com and (3) on the SEC’s website at www.sec.gov.
This report is submitted for the general information of the shareholders of Western Asset Managed Municipals Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.
Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.
www.franklintempleton.com
© 2026 Franklin Distributors, LLC, Member FINRA/SIPC. All rights reserved.

90002-SFSOI 10/26
© 2026 Franklin Templeton. All rights reserved.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR, as applicable.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)	The Registrants acknowledge the Staff’s comment. In future filings on Form N-CSR, the certifications required by Rule 30a-2 and Item 19(a)(3) will include the designations “principal executive officer” and “principal financial officer” in the signature blocks, reflecting the capacity in which each signatory executes the certification, in conformity with the language of the Rule and Form N-CSR. The Registrants may also include each signatory’s actual title with respect to the Funds alongside the required designation.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are likely to materially affect the Registrant’s internal control over financial reporting.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 19.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (3) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Income Trust

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	October 28, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	October 28, 2026

By:	/s/ Christopher Berarducci
Christopher Berarducci
Principal Financial Officer

Date:	October 28, 2026